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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
	Equities: 97.4%
Information 29.0%
	> Business Software 8.3%
5,000,000	Informatica (a)
	Enterprise Data Integration Software	$264,500
2,550,000	Ansys (a)
	Simulation Software for Engineers & Designers	165,801
2,700,000	Micros Systems (a)
	Information Systems for Hotels, Restaurants & Retailers	149,283
1,830,000	Concur Technologies (a)
	Web Enabled Cost & Expense Management Software	105,005
2,350,000	Quality Systems
	IT Systems for Medical Groups & Ambulatory Care Centers	102,765
5,164,999	Hexagon (Sweden)
	Design, Measurement & Visualization Software & Equipment	100,243
2,850,000	Ariba (a)
	Cost Management Software	93,223
2,350,000	Constant Contact (a)(b)
	Email & Other Marketing Campaign Management Systems Delivered Over the Web	70,006
2,150,000	TIBCO (a)
	Datacenter Software	65,575
1,700,000	Tyler Technologies (a)(b)
	Financial, Tax, Court & Document Management Systems for Local Governments	65,297
1,150,000	NetSuite (a)
	End to End IT Systems Solution Delivered Over the Web	57,834
1,650,000	Blackbaud
	Software & Services for Non-profits	54,830
1,700,000	Kenexa (a)(b)
	Recruiting & Workforce Management Solutions	53,108
750,000	Red Hat (a)
	Maintenance & Support for Opensource OS & Middleware	44,918
2,500,000	Velti (a)
	Mobile Marketing Software Platform	33,875
750,000	Jack Henry & Associates
	Systems Financial Institutions	25,590
900,000	SPS Commerce (a)(b)
	Supply Chain Management Software Delivered via the Web	24,192
690,000	Advent Software (a)
	Asset Management & Trading Systems	17,664
900,000	Active Network (a)
	Web Delivered Software Solutions for Managing Events & Activities	15,147
1,000,000	InContact (a)
	Call Center Systems Delivered via the Web & Telco Services	5,580
55,000	Solera Holdings
	Software for Automotive Insurance Claims Processing	2,524
		1,516,960
	> Instrumentation 3.0%
1,600,000	Mettler Toledo (a)(b)
	Laboratory Equipment	295,600
2,780,000	IPG Photonics (a)(b)
	Fiber Lasers	144,699
2,035,000	Trimble Navigation (a)
	GPS-based Instruments	110,745
		551,044
	> Computer Hardware & Related Equipment 2.6%
3,495,000	Amphenol
	Electronic Connectors	208,896
4,550,000	II-VI (a)(b)
	Laser Optics & Specialty Materials	107,607
1,605,000	Zebra Technologies (a)
	Bar Code Printers	66,094
900,000	Netgear (a)
	Networking Products for Small Business & Home	34,380
800,000	Nice Systems - ADR (Israel) (a)
	Audio & Video Recording Solutions	31,440
605,000	Stratasys (a)
	Rapid Prototyping Systems	22,095
207,000	Gemalto (France)
	Digital Security Solutions	13,663
		484,175
	> Semiconductors & Related Equipment 2.4%
12,300,000	Atmel (a)
	Microcontrollers, RF & Memory Semiconductors	121,278
7,932,000	ON Semiconductor (a)
	Mixed Signal & Power Management Semiconductors	71,467

5,000,000	Entegris (a)
	Semiconductor Materials Management Products	46,700
2,160,000	Microsemi (a)
	Analog/Mixed Signal Semiconductors	46,310
500,000	Littelfuse
	Little Fuses	31,350
1,900,000	IXYS (a)(b)
	Power Semiconductors	25,080
1,165,000	Monolithic Power Systems (a)
	High Performance Analog & Mixed Signal ICs	22,916
400,000	Hittite Microwave (a)
	Radio Frequency, Microwave & Millimeterwave Semiconductors	21,724
615,000	Ultratech (a)
	Semiconductor Equipment	17,823
2,290,000	TriQuint Semiconductor (a)
	RF Semiconductors	15,790
1,765,000	Pericom Semiconductor (a)(b)
	Interface ICs & Frequency Control Products	14,279
380,000	Cree (a)
	LED Lighting, Components & Chips	12,019
		446,736

Number of Shares		Value (000)
	> Mobile Communications 2.3%
4,465,000	Crown Castle International (a)
	Communications Towers	$238,163
3,700,000	SBA Communications (a)
	Communications Towers	187,997
1,500,000	Globalstar (a)
	Satellite Mobile Voice & Data Carrier	1,050
		427,210
	> Telephone & Data Services 2.2%
9,500,000	tw telecom (a)(b)
	Fiber Optic Telephone/Data Services	210,520
1,400,000	AboveNet (a)(b)
	Metropolitan Fiber Communications Services	115,920
2,200,000	Cogent Communications (a)
	Internet Data Pipelines	41,976
1,650,000	Boingo Wireless (a)
	Wholesale & Retail Wi-Fi Networks	19,965
2,000,000	General Communications (a)(b)
	Commercial Communication & Consumer CATV, Web & Phone in Alaska	17,440
		405,821
	> Computer Services 1.3%
3,400,000	iGATE (a)(b)
	IT & Business Process Outsourcing Services	56,984
1,435,200	ExlService Holdings (a)
	Business Process Outsourcing	39,382
680,000	Syntel
	Offshore IT Services	38,080
2,125,000	Virtusa (a)(b)
	Offshore IT Outsourcing	36,699
1,575,000	Genpact (a)
	Business Process Outsourcing	25,672
3,849,207	Hackett Group (a)(b)
	IT Integration & Best Practice Research	22,980
1,091,353	WNS - ADR (India) (a)
	Offshore BPO (Business Process Outsourcing) Services	13,151
		232,948
	> Gaming Equipment & Services 1.2%
3,725,000	Bally Technologies (a)(b)
	Slot Machines & Software	174,144
1,530,000	WMS Industries (a)
	Slot Machine Provider	36,307
		210,451
	> Internet Related 1.0%
585,000	Equinix (a)
	Network Neutral Data Centers	92,108
1,450,000	TripAdvisor (a)
	Online Travel Research	51,722
304,000	NetEase.com - ADR (China) (a)
	Chinese Online Gaming Services	17,662
400,000	Mail.ru - GDR (Russia) (a)(c)
	Internet Social Networking & Games for Russian Speakers	15,780
250,000	Akamai (a)
	Content Delivery Network (CDN) for Better Delivery of Online Content	9,175
		186,447
	> Telecommunications Equipment 0.9%
685,000	F5 Networks (a)
	Internet Traffic Management Equipment	92,448
1,695,000	Finisar (a)
	Optical Subsystems & Components	34,154
2,330,000	Ixia (a)
	Telecom Network Test Equipment	29,102
1,925,000	Infinera (a)
	Optical Networking Equipment	15,631
		171,335
	> Business Information & Marketing Services 0.9%
1,900,000	Verisk Analytics (a)
	Risk & Decision Analytics	89,243
2,800,000	Navigant Consulting (a)(b)
	Financial Consulting Firm	38,948
868,516	FTI Consulting (a)
	Financial Consulting Firm	32,586
505,000	RPX (a)
	Patent Aggregation & Defensive Patent Consulting	8,565
		169,342
	> CATV 0.8%
1,595,000	Discovery Series C (a)
	CATV Programming	74,773

1,250,000	Liberty Global Series A (a)
	Cable TV Franchises Outside the USA	62,600
15,770	Jupiter Telecommunications (Japan)
	Largest Cable Service Provider in Japan	15,795
		153,168
	> Financial Processors 0.7%
2,299,000	Global Payments
	Credit Card Processor	108,053
5,000,000	Singapore Exchange (Singapore)
	Singapore Equity & Derivatives Market Operator	27,656
		135,709
	> Electronics Distribution 0.6%
3,125,000	Avnet (a)
	Electronic Components Distribution	113,719
		113,719
	> Contract Manufacturing 0.5%
3,800,000	Sanmina-SCI (a)
	Electronic Manufacturing Services	43,510
1,100,000	Plexus (a)
	Electronic Manufacturing Services	38,489
		81,999
	> Entertainment Programming 0.2%
1,100,000	IMAX (Canada) (a)
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures	26,884
		26,884
	> TV Broadcasting 0.1%
2,500,000	Entravision Communications
	Spanish Language TV & Radio Stations	4,275
1,750,000	Gray Television (a)
	Mid Market Affiliated TV Stations	3,307
		7,582

Number of Shares		Value (000)
	> Radio —%
164,991	Saga Communications (a)
	Radio Stations in Small & Mid-sized Cities	$5,907
		5,907
	> Consumer Software —%
273,500	Carbonite (a)(d)
	Online File Storage	3,011
		3,011
	> Advertising —%
1,500,000	VisionChina Media - ADR (China) (a)
	Advertising on Digital Screens in China’s Mass Transit System	2,370
		2,370
Information: Total		5,332,818

Industrial Goods & Services 18.7%
	> Machinery 11.1%
6,750,000	Ametek
	Aerospace/Industrial Instruments	327,442
8,400,000	Donaldson (b)
	Industrial Air Filtration	300,132
3,125,000	Nordson
	Dispensing Systems for Adhesives & Coatings	170,344
3,725,000	Kennametal
	Consumable Cutting Tools	165,874
3,100,000	Pentair
	Pumps & Water Treatment	147,591
2,775,000	Moog (a)(b)
	Motion Control Products for Aerospace, Defense & Industrial Markets	119,020
2,325,000	Clarcor
	Mobile & Industrial Filters	114,134
1,800,000	Pall
	Filtration & Fluids Clarification	107,334
2,450,000	Heico (b)
	FAA Approved Aircraft Replacement Parts	98,368
2,200,000	ESCO Technologies (b)
	Automatic Electric Meter Readers	80,894
2,675,000	Oshkosh Corporation (a)
	Specialty Truck Manufacturer	61,980
950,000	WABCO Holdings (a)
	Truck & Bus Component Supplier	57,456
805,000	Toro
	Turf Maintenance Equipment	57,244
435,000	Valmont Industries
	Center Pivot Irrigation Systems & Utility Poles	51,073
600,000	Wabtec
	Freight & Transit Component Supplier	45,222
1,776,000	Generac (a)
	Standby Power Generators	43,601
900,000	Polypore International (a)(d)
	Battery Separators & Filtration Media	31,644
166,419	Middleby (a)
	Manufacturer of Cooking Equipment	16,838
210,000	Neopost (France)
	Postage Meter Machines	13,505
501,000	Kaydon
	Specialized Friction & Motion Control Products	12,781
10,000,000	Marel (Iceland)
	Largest Manufacturer of Poultry & Fish Processing Equipment	11,735
3,450,000	Jain Irrigation Systems (India)	6,656
172,500	Jain Irrigation Systems - DVR (India) (a)
	Agricultural Micro-irrigation Systems & Food Processing	162
1,000,000	Spartan Motors
	Specialty Truck & Chassis Manufacturer	5,290
		2,046,320
	> Industrial Materials & Specialty Chemicals 2.1%
1,750,000	Albemarle
	Refinery Catalysts & Other Specialty Chemicals	111,860
760,000	FMC Corporation
	Niche Specialty Chemicals	80,454
1,880,000	Drew Industries (a)(b)
	RV & Manufactured Home Components	51,343
1,525,000	Novozymes (Denmark)
	Industrial Enzymes	44,415
673,000	Sociedad Quimica y Minera de Chile - ADR (Chile)
	Producer of Specialty Fertilizers, Lithium & Iodine	39,485
2,218,700	Kansai Paint (Japan)
	Paint Producer in Japan, India, China & Southeast Asia	22,493
900,000	Albany International
	Paper Machine Clothing & Advanced Textiles	20,655
260,000	Mersen (France)
	Advanced Industrial Materials	9,215
200,000	Silgan Holdings
	Metal & Plastic Packaging	8,840
		388,760
	> Other Industrial Services 1.9%
3,050,000	Expeditors International of Washington
	International Freight Forwarder	141,855
1,601,465	Imtech (Netherlands)
	Electromechanical & ICT Installation & Maintenance	51,197
1,300,000	Forward Air
	Freight Transportation Between Airports	47,671
1,350,000	LKQ (a)
	Alternative Auto Parts Distribution	42,079
1,600,000	Mobile Mini (a)
	Portable Storage Units Leasing	33,792
1,500,000	Acorn Energy (b)
	Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring	16,305
750,000	UTI Worldwide
	Freight Forwarding & Logistics	12,923
		345,822
	> Construction 0.9%
1,725,000	Chicago Bridge & Iron
	Engineering & Construction for LNG & Petrochemicals	74,503

Number of Shares		Value (000)
	> Construction—continued
66,000	NVR (a)
	DC Homebuilder	$47,938
1,350,000	Fortune Brands Home & Security (a)
	Home Building Supplies & Small Locks	29,794
1,800,000	Mills Estruturas e Servicos de Engenharia (Brazil)
	Civil Engineering & Construction	22,877
		175,112
	> Electrical Components 0.7%
1,440,000	Acuity Brands
	Commercial Lighting Fixtures	90,475
1,500,000	Ushio (Japan)
	Industrial Light Sources	21,249
351,000	Saft Batteries (France)
	Niche Battery Manufacturer	11,375
		123,099
	> Waste Management 0.6%
2,400,000	Waste Connections
	Solid Waste Management	78,072
560,000	Clean Harbors (a)
	Hazardous Waste Services & Disposal	37,705
		115,777
	> Outsourcing Services 0.6%
2,800,000	Quanta Services (a)
	Electrical & Telecom Construction Services	58,520
1,210,000	Insperity
	Professional Employer Organization	37,074
600,000	GP Strategies (a)
	Training Programs	10,500
		106,094
	> Industrial Distribution 0.3%
2,399,751	Interline Brands (a)(b)
	Industrial Distribution	51,859
		51,859
	> Conglomerates 0.3%
2,263,654	Aalberts Industries (Netherlands)
	Flow Control & Heat Treatment	46,795
		46,795
	> Steel 0.2%
3,750,000	GrafTech International (a)
	Industrial Graphite Materials Producer	44,775
		44,775
Industrial Goods & Services: Total		3,444,413

Consumer Goods & Services 16.4%
	> Retail 5.0%
4,922,800	lululemon athletica (a)
	Premium Active Apparel Retailer	367,635
3,460,000	Abercrombie & Fitch
	Teen Apparel Retailer	171,651
3,370,000	Shutterfly (a)(b)
	Internet Photo-centric Retailer	105,582
5,600,000	Pier 1 Imports (a)(b)
	Home Furnishing Retailer	101,808
5,225,000	Saks (a)
	Luxury Department Store Retailer	60,662
392,500	Fossil (a)
	Watch Designer & Retailer	51,802
525,000	DSW
	Branded Footwear Retailer	28,754
971,500	Teavana (a)(d)
	Specialty Tea Retailer	19,158
1,371,366	Gaiam (a)(b)
	Healthy Living Catalogs & E-Commerce	5,458
300,000	American Eagle Outfitters
	Teen Apparel Retailer	5,157
66,000	The Fresh Market (a)
	Specialty Food Retailer	3,165
		920,832
	> Apparel 3.0%
2,100,000	Coach
	Designer & Retailer of Branded Leather Accessories	162,288
1,660,000	PVH
	Apparel Wholesaler & Retailer	148,288
2,190,000	Warnaco Group (a)(b)
	Global Branded Apparel Manufacturer	127,896
1,140,000	Deckers Outdoor (a)
	Fashion Footwear Wholesaler	71,877
600,000	Steven Madden (a)
	Wholesaler/Retailer of Fashion Footwear	25,650
393,452	True Religion Apparel (a)
	Premium Denim	10,780
		546,779
	> Travel 2.5%
3,850,000	Gaylord Entertainment (a)(b)
	Convention Hotels	118,580
1,430,000	Vail Resorts
	Ski Resort Operator & Developer	61,847
3,750,000	Hertz (a)
	Largest U.S. Rental Car Operator	56,400
3,800,000	Avis Budget Group (a)
	Second Largest Car Rental Company	53,770
1,450,000	Expedia (d)
	Online Travel Services Company	48,488
1,600,000	HomeAway (a)
	Vacation Rental Online Marketplace	40,592
2,000,000	Localiza Rent A Car (Brazil)
	Car Rental	36,813
970,000	Choice Hotels
	Franchisor of Budget Hotel Brands	36,220
		452,710
	> Food & Beverage 1.2%
2,340,000	Monster Beverage (a)
	Alternative Beverages	145,290
32,000,000	Olam International (Singapore)
	Agriculture Supply Chain Manager	60,136
240,000	Snyder’s-Lance
	Snack Foods	6,204
45,500	Annie’s (a)
	Developer & Marketer of Natural & Organic Food	1,585

Number of Shares		Value (000)
	> Food & Beverage—continued
1,678,125	GLG Life Tech (Canada) (a)(b)(d)
	Produce an All-natural Sweetener Extracted from the Stevia Plant	$1,326
		214,541
	> Other Consumer Services 0.8%
2,190,000	Lifetime Fitness (a)(b)
	Sport & Fitness Club Operator	110,748
13,500,000	Lifestyle International (Hong Kong)
	Mid to High-end Department Store Operator in Hong Kong & China	34,392
1,062,500	Move (a)
	Real Estate Internet Websites	10,317
1,325,000	IFM Investments (Century 21 China RE) - ADR (China) (a)
	Provide Real Estate Services in China	954
		156,411
	> Furniture & Textiles 0.8%
4,200,000	Knoll (b)
	Office Furniture	69,888
2,250,000	Herman Miller
	Office Furniture	51,660
1,750,000	Interface
	Modular & Broadloom Carpet	24,413
215,000	Caesarstone (Israel) (a)
	Quartz Countertops	2,511
		148,472
	> Consumer Goods Distribution 0.8%
2,015,000	Pool
	Distributor of Swimming Pool Supplies & Equipment	75,401
1,528,500	GNC Holdings
	Specialty Retailer of Health + Wellness Products	53,329
625,000	United Stationers
	Wholesale Distributor of Business Products	19,394
		148,124
	> Casinos & Gaming 0.8%
3,950,000	Pinnacle Entertainment (a)(b)
	Regional Casino Operator	45,464
3,000,000	Melco Crown Entertainment - ADR (Hong Kong) (a)
	Macau Casino Operator	40,830
850,000	Penn National Gaming (a)
	Regional Casino Operator	36,533
12,000,000	MGM China Holdings (Hong Kong) (d)
	Macau Casino Operator	21,906
		144,733
	> Other Durable Goods 0.5%
1,500,000	Jarden
	Branded Household Products	60,345
460,000	Cavco Industries (a)(b)
	Manufactured Homes	21,427
400,000	Tesla Motors (a)
	Design, Manufacture and Sell High-performance Electric Vehicles	14,896
		96,668
	> Restaurants 0.3%
2,000,000	AFC Enterprises (a)(b)
	Popeye’s Restaurants	33,920
675,000	Bravo Brio Restaurant Group (a)
	Upscale Casual Italian Restaurants	13,473
450,000	Cheesecake Factory (a)
	Casual Dining Restaurants	13,226
		60,619
	> Nondurables 0.3%
1,600,000	Helen of Troy (a)(b)
	Personal Care, Housewares, Healthcare & Home Environment Products	54,416
		54,416
	> Educational Services 0.3%
800,000	New Oriental Education & Technology - ADR (China) (a)
	Education Service Provider	21,968
300,000	ITT Educational Services (a)(d)
	Postsecondary Degree Services	19,842
612,205	Universal Technical Institute
	Vocational Training	8,075
2,000,000	Voyager Learning, Contingent Value Rights (a)(e)(f)
	Education Services for the K-12 Market	220
		50,105
	> Leisure Products 0.1%
1,290,000	Skullcandy (a)(d)
	Lifestyle Branded Headphones	20,421
		20,421
	> Other Entertainment —%
265,000	CTS Eventim (Germany)
	Event Ticket Sales	9,154
		9,154
Consumer Goods & Services: Total		3,023,985

Finance 10.2%
	> Banks 4.2%
2,691,414	BOK Financial
	Tulsa-based S.W. Bank	151,473
6,287,800	Associated Banc-Corp
	Midwest Bank	87,778
2,337,313	Hancock Holding
	Gulf Coast Bank	82,998
5,070,000	Valley National Bancorp
	New Jersey/New York Bank	65,657
1,175,000	City National
	Bank & Asset Manager	61,652
2,860,000	MB Financial (b)
	Chicago Bank	60,031
810,000	SVB Financial Group (a)
	Bank to Venture Capitalists	52,115
3,400,000	CVB Financial
	Inland Empire Business Bank	39,916
2,200,000	TCF Financial
	Great Lakes Bank	26,158
700,000	Wintrust Financial
	Chicago & Milwaukee Full Service Bank	25,053

Number of Shares		Value (000)
	> Banks—continued
1,350,000	TriCo Bancshares (b) California Central Valley Bank	$23,517
4,299,507	First Busey Illinois Bank	21,240
1,121,188	Sandy Spring Bancorp Baltimore, D.C. Bank	20,372
811,295	Hudson Valley Metro New York City Bank	13,086
2,136,500	TrustCo Bank New York State Bank	12,199
706,559	Eagle Bancorp (a) Metro D.C. Bank	11,828
1,000,000	First Commonwealth Western Pennsylvania Bank	6,120
500,000	Oriental Financial Group Puerto Rican Bank	6,050
246,505	Pacific Continental Bank Pacific N.W. Bank	2,322
152,569	Green Bankshares (a) Tennessee Bank	258
		769,823
	> Insurance 2.6%
2,820,000	Leucadia National Insurance Holding Company	73,602
8,900,000	CNO Financial Group (a) Life, Long Term Care & Medical Supplement Insurance	69,242
2,764,000	Tower Group (b) Commercial & Personal Lines Insurance	61,997
833,000	Allied World Holdings Commercial Lines Insurance/Reinsurance	57,202
1,120,000	The Hanover Insurance Group Personal & Commercial Lines Insurance	46,054
2,050,000	Selective Insurance Group Commercial & Personal Lines Insurance	36,100
1,100,000	HCC Insurance Holdings Specialty Insurance	34,287
832,000	Willis Group (Ireland) Insurance Broker	29,103
925,000	Kemper Multi-line Insurance	28,009
250,000	Enstar Group (a) Insurance/Reinsurance & Related Services	24,748
900,000	Brown & Brown Insurance Broker	21,402
500,000	Assured Guaranty Global Muni Bond Insurance	8,260
		490,006
	> Finance Companies 1.4%
1,459,555	World Acceptance (a)(b) Personal Loans	89,398
2,150,000	McGrath Rentcorp (b) Temporary Space & IT Rentals	69,037
3,400,000	H & E Equipment Services (a)(b) Heavy Equipment Leasing	64,328
1,123,400	CAI International (a)(b) International Container Leasing	20,423
1,091,000	Marlin Business Services (b) Small Equipment Leasing	16,430
422,500	Regional Management (a) Consumer Loans	7,098
78,500	Textainer Group Holdings Top International Container Leaser	2,661
		269,375
	> Brokerage & Money Management 1.3%
6,198,000	SEI Investments Mutual Fund Administration & Investment Management	128,237
3,700,000	Eaton Vance Specialty Mutual Funds	105,746
1,000,000	Artio Global Investors (d) International Asset Manager	4,770
		238,753
	> Credit Cards 0.5%
550,000	Alliance Data Systems (a) Diversified Credit Card Provider	69,278
275,000	Wright Express (a) Pay Card Processor	17,801
		87,079
	> Savings & Loans 0.2%
400,000	Financial Engines (a) Asset Management for 401k Plans	8,944
1,010,000	Provident New York Bancorp New York State Thrift	8,545
470,000	ViewPoint Financial Texas Thrift	7,229
452,146	Kaiser Federal Los Angeles Savings & Loan	6,325
65,991	Berkshire Hills Bancorp Northeast Thrift	1,512
		32,555
Finance: Total		1,887,591

Health Care 8.7%
	> Biotechnology & Drug Delivery 4.1%
2,290,000	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	212,649
4,315,000	BioMarin Pharmaceutical (a) Biotech Focused on Orphan Diseases	147,789
6,153,000	Seattle Genetics (a)(b)(d) Antibody-based Therapies for Cancer	125,398
3,250,000	Auxilium Pharmaceuticals (a)(b) Biotech Focused on Niche Disease Areas	60,352
2,950,000	InterMune (a) Drugs for Pulmonary Fibrosis & Hepatitis C	43,277
6,000,000	NPS Pharmaceuticals (a)(b) Orphan Drugs & Healthy Royalties	41,040
1,000,000	Onyx Pharmaceuticals (a) Commercial-stage Biotech Focused on Cancer	37,680
3,430,000	Isis Pharmaceuticals (a) Biotech Pioneer in Antisense Drugs	30,081
4,200,000	Raptor Pharmaceutical (a)(b)(d) Orphan Drug Company	28,392

Number of Shares		Value (000)
	> Biotechnology & Drug Delivery—continued
5,750,000	Chelsea Therapeutics International (a)(b) Biotech Focused on Rare Diseases	$14,720
2,990,000	Anthera Pharmaceuticals (a)(b) Biotech Focused on Cardiovascular, Cancer & Immunology	6,608
180,167	Synageva Biopharma (a) Biotech Focused on Orphan Diseases	6,463
359,944	MicroDose Therapeutx (a)(e)(f) Drug Inhaler Development	270
		754,719
	> Medical Supplies 2.1%
3,900,000	Cepheid (a)(b) Molecular Diagnostics	163,137
950,000	Henry Schein (a) Largest Distributor of Healthcare Products	71,896
2,126,000	Patterson Companies Dental/Vet/Med Distributor	71,008
1,136,500	DENTSPLY International Leading Dental Supplies Manufacturer	45,608
375,000	Techne Cytokines, Antibodies & Other Reagents for Life Science	26,287
		377,936
	> Medical Equipment & Devices 1.3%
1,873,800	Hill-Rom Holdings Hospital Beds/Patient Handling	62,604
760,000	Gen-Probe (a) Molecular In-vitro Diagnostics	50,472
550,000	Haemonetics (a) Blood & Plasma Collection Equipment	38,324
675,000	Sirona Dental Systems (a) Manufacturer of Dental Equipment	34,789
950,000	PerkinElmer Inc. Analytical Instruments for Life Sciences	26,277
570,000	Orthofix International (a) Bone Fixation & Stimulation Devices	21,421
2,525,000	Pacific Biosciences of California (a) Genome Sequencing	8,635
		242,522
	> Health Care Services 0.7%
665,000	Mednax (a) Physician Management for Pediatric & Anesthesia Practices	49,456
4,900,000	eResearch Technology (a)(b) Clinical Research Services	38,318
1,200,000	Allscripts Healthcare Solutions (a) IT for Physician Offices & Hospitals	19,920
825,000	HealthSouth (a) Inpatient Rehabilitation Facilities	16,896
1,875,000	Health Management Associates (a) Non-urban Hospitals	12,600
		137,190
	> Pharmaceuticals 0.5%
4,000,000	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	46,800
3,388,000	Adcock Ingram Holdings (South Africa) Manufacturer of Pharmaceuticals & Medical Supplies	25,926
2,040,000	Alimera Sciences (a)(b) Ophthalmology-focused Pharmaceutical Company	6,895
1,095,000	Horizon Pharma (a) Specialty Pharmaceutical Company	4,533
		84,154
Health Care: Total		1,596,521

Energy & Minerals 8.6%
	> Oil Services 3.9%
5,298,000	FMC Technologies (a) Oil & Gas Well Head Manufacturer	267,125
1,988,054	Fugro (Netherlands) Sub-sea Oilfield Services	141,641
2,114,000	Atwood Oceanics (a) Offshore Drilling Contractor	94,898
743,000	Oil States International (a) Diversified North American Oil Service Provider	57,999
1,670,000	ShawCor (Canada) Oil & Gas Pipeline Products	52,572
1,000,000	Hornbeck Offshore (a) Supply Vessel Operator in U.S. Gulf of Mexico	42,030
1,056,600	Black Diamond Group (Canada) Provides Accommodations/Equipment for Oil Sands Development	21,059
585,000	Rowan (a) Contract Offshore Driller	19,264
2,890,900	Horizon North Logistics (Canada) Provides Diversified Oil Service Offering in Northern Canada	18,114
4,435,000	Tuscany International Drilling (Colombia) (a) South America-based Drilling Rig Contractor	3,335
		718,037
	> Oil & Gas Producers 3.1%
4,250,000	Pacific Rubiales Energy (Colombia) Oil Production & Exploration in Colombia	124,162
900,000	SM Energy Oil & Gas Producer	63,693
2,700,000	Denbury Resources (a) Oil Producer Using Co2 Injection	49,221
974,000	Rosetta Resources (a) Oil & Gas Producer Exploring in South Texas & Montana	47,492
1,697,000	Tullow Oil (United Kingdom) Oil & Gas Producer	41,448
695,000	Range Resources Oil & Gas Producer	40,407
650,000	Baytex (Canada) Oil & Gas Producer in Canada	33,749
2,160,000	Athabasca Oil Sands (Canada) (a) Oil Sands SAGD & Alberta Deep Basin Development	24,016
1,140,000	Celtic Exploration (Canada) (a) Canadian Oil & Gas Producer	16,618

Number of Shares		Value (000)
	> Oil & Gas Producers—continued
550,000	Swift Energy (a) Oil & Gas Exploration & Production	$15,966
500,000	Cabot Oil and Gas Large Natural Gas Producer in Appalachia & Gulf Coast	15,585
1,547,000	Crew Energy (Canada) (a) Canadian Oil & Gas Producer	14,765
340,000	Petroleum Development Corporation (a) Oil & Gas Producer in U.S.	12,611
7,582,928	PetroMagdalena Energy (Colombia) (a)(b)(d) Oil & Gas Exploration/Production in Colombia	12,164
1,100,000	Kodiak Oil and Gas (a) Bakken Oil & Gas Producer	10,956
37,500,000	Petromanas (Canada) (a)(b)	8,647
18,750,000	Petromanas - Warrants (Canada) (a)(e) Exploring for Oil in Albania	92
200,000	Approach Resource (a) Oil & Gas Producer in West Texas Permian	7,390
27,000,000	Shamaran Petroleum (Iraq) (a) Oil Exploration in Kurdistan	6,903
26,000,000	Petrodorado (Colombia) (a)(b)	5,995
24,000,000	Petrodorado - Warrants (Colombia) (a)(e)(f) Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	941
1,198,100	Pan Orient (Canada) (a) Growth-oriented, Return-focused Asian Explorer	4,889
5,917,100	Canacol (Colombia) (a) Oil Producer in South America	4,686
25,000,000	Petroamerica (Colombia) (a) Oil Exploration & Production in Colombia	4,010
41,100,000	Quetzal Energy (Colombia) (a)(b)(e)	2,176
8,900,000	Quetzal Energy (Colombia) (a)(b) Explores for Oil & Gas in Latin America	491
393,600	Houston American Energy (a) Oil & Gas Exploration/Production in Colombia	2,054
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(e)	1,779
4,200,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(e)(f) Oil & Gas Exploration/Production in the North Sea	106
		573,012
	> Mining 1.3%
442,000	Core Laboratories (Netherlands) Oil & Gas Reservoir Consulting	58,154
1,600,000	Silver Wheaton (Canada) Silver Mining Royalty Company	53,120
15,000,000	Zhaojin Mining Industry (China) Gold Mining & Refining in China	25,231
4,432,000	Northam Platinum (South Africa) Platinum Mining in South Africa	19,713
2,800,000	Alexco Resource (a) Mining, Exploration & Environmental Services	19,544
1,150,000	Ivanhoe Mines (Mongolia) (a) Copper Mine Project in Mongolia	18,090
7,500,000	Duluth Metals (Canada) (a)(b)(d) Copper & Nickel Miner	17,068
920,000	Kirkland Lake Gold (Canada) (a) Gold Mining	13,300
12,000,000	Mongolian Mining (Mongolia) (a) Coking Coal Mining in Mongolia	11,421
800,000	Augusta Resource (a) US Copper/Moly Mine	2,184
4,000,000	Wolverine Minerals (Canada) (a)(b)(e)	674
2,000,000	Wolverine Minerals - Warrants (Canada) (a)(e)(f) Gold Miner	30
500,000	Duluth Exploration - Special Warrants (Canada) (a)(e)(f) Copper & Nickel Miner	45
		238,574
	> Alternative Energy 0.1%
2,000,000	GT Solar International (a) Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon	16,540
1,210,300	Synthesis Energy Systems (China) (a) Owner/Operator of Gasification Plants	1,779
		18,319
	> Oil Refining, Marketing & Distribution 0.1%
300,000	Vopak (Netherlands) World’s Largest Operator of Petroleum & Chemical Storage Terminals	17,283
		17,283
	> Agricultural Commodities 0.1%
1,250,000	Union Agriculture Group (Argentina) (a)(e)(f) Farmland Operator in Uruguay	13,275
		13,275
Energy & Minerals: Total		1,578,500

Other Industries 5.8%
	> Real Estate 3.6%
3,700,000	Dupont Fabros Technology (b) Technology-focused Office Buildings	90,465
750,000	Federal Realty Investment Trust Shopping Centers	72,592
3,700,000	Associated Estates Realty (b) Multifamily Properties	60,458
1,850,000	Extra Space Storage Self Storage Facilities	53,262
720,000	Digital Realty Trust Technology-focused Office Buildings	53,258
2,450,000	Biomed Realty Trust Life Science-focused Office Buildings	46,501
975,000	Post Properties Multifamily Properties	45,689
770,000	Kilroy Realty West Coast Office & Industrial Properties	35,890
3,000,000	Education Realty Trust Student Housing	32,520

Number of Shares		Value (000)
	> Real Estate—continued
43,000,000	Mapletree Logistics Trust (Singapore) Industrial Property Landlord	$32,348
325,000	Jones Lang LaSalle Real Estate Services	27,076
1,300,000	St. Joe (a)(d) Florida Panhandle Landowner	24,713
15,000,000	Ascendas REIT (Singapore) Industrial Property Landlord	24,130
3,750,000	DCT Industrial Trust Industrial Properties	22,125
3,500,000	Kite Realty Group (b) Community Shopping Centers	18,445
2,000,031	Summit Hotel Properties (b) Owner of Select Service Hotels	15,160
2,800	Orix JREIT (Japan) Diversified REIT	13,084
		667,716
	> Transportation 1.3%
1,155,000	JB Hunt Transport Services Truck & Intermodal Carrier	62,797
2,800,000	Rush Enterprises, Class A (a)(b)	59,416
550,000	Rush Enterprises, Class B (a)(b) Truck Sales & Service	9,565
1,260,000	World Fuel Services Global Fuel Broker	51,660
2,400,000	Heartland Express Regional Trucker	34,704
400,000	Genesee & Wyoming (a) Short-line Operator	21,832
		239,974
	> Regulated Utilities 0.9%
2,000,000	Northeast Utilities Regulated Electric Utility	74,240
1,660,000	Wisconsin Energy Wisconsin Utility	58,399
500,000	Allete Regulated Electric Utility in Minnesota	20,745
200,000	Red Eléctrica de España (Spain) Spanish Power Transmission	9,786
		163,170
Other Industries: Total		1,070,860

Total Equities: 97.4% (Cost: $10,807,922)		17,934,688

Securities Lending Collateral 0.9%
169,250,625	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (g)	169,251
Total Securities Lending Collateral: (Cost: $169,251)		169,251

Total Investments: 98.3% (Cost: $10,977,173)(h)(i)		18,103,939	(j)

Obligation to Return Collateral for Securities Loaned: (0.9)%		(169,251)

Cash and Other Assets Less Liabilities: 2.6%		480,744

Total Net Assets: 100.0%		$18,415,432

ADR - American Depositary Receipts

DVR - Differential Voting Right Equity Shares

GDR - Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held at 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/12	Value	Dividend
AboveNet	1,400,000	—	—	1,400,000	$115,920	$—
Acorn Energy	1,500,000	—	—	1,500,000	16,305	128
AFC Enterprises	2,000,000	—	—	2,000,000	33,920	—
Alimera Sciences	2,040,000	—	—	2,040,000	6,895	—
Anthera Pharmaceuticals	1,740,000	1,250,000	—	2,990,000	6,608	—
Associated Estates Realty	3,700,000	—	—	3,700,000	60,458	629
Auxilium Pharmaceuticals	3,033,715	216,285	—	3,250,000	60,352	—
Bally Technologies	3,725,000	—	—	3,725,000	174,144	—
CAI International	1,123,400	—	—	1,123,400	20,423	—
Cavco Industries	460,000	—	—	460,000	21,427	—
Cepheid	3,200,000	700,000	—	3,900,000	163,137	—
Chelsea Therapeutics International	4,550,000	1,200,000	—	5,750,000	14,720	—
Cogent Communications*	2,520,000	—	320,000	2,200,000	41,976	—
Constant Contact	2,350,000	—	—	2,350,000	70,006	—
Donaldson**	4,200,000	4,200,000	—	8,400,000	300,132	672
Drew Industries	1,500,000	380,000	—	1,880,000	51,343	—
Duluth Metals	7,500,000	—	—	7,500,000	17,068	—
Dupont Fabros Technology	3,350,000	350,000	—	3,700,000	90,465	378
eResearch Technology	4,900,000	—	—	4,900,000	38,318	—
ESCO Technologies	2,200,000	—	—	2,200,000	80,894	176
Gaiam	1,371,366	—	—	1,371,366	5,458	—
Gaylord Entertainment	3,850,000	—	—	3,850,000	118,580	—
General Communications	2,000,000	—	—	2,000,000	17,440	—
GLG Life Tech	1,750,000	—	71,875	1,678,125	1,326	—
H & E Equipment Services	3,400,000	—	—	3,400,000	64,328	—
Hackett Group+	4,500,000	—	650,793	3,849,207	22,980	—
Heico	2,250,000	200,000	—	2,450,000	98,368	135
Helen of Troy	1,600,000	—	—	1,600,000	54,416	—
Horizon Pharma*	1,095,000	—	—	1,095,000	4,533	—
iGATE	3,400,000	—	—	3,400,000	56,984	—
II-VI	4,550,000	—	—	4,550,000	107,607	—
Interline Brands	2,600,000	—	200,249	2,399,751	51,859	—
IPG Photonics	2,780,000	—	—	2,780,000	144,699	—
IXYS	1,900,000	—	—	1,900,000	25,080	—
Kenexa	1,700,000	—	—	1,700,000	53,108	—
Kite Realty Group	3,500,000	—	—	3,500,000	18,445	210
Knoll	4,200,000	—	—	4,200,000	69,888	420
Lifetime Fitness	2,190,000	—	—	2,190,000	110,748	—
lululemon athletica*	5,740,000	—	817,200	4,922,800	367,635	—
Marlin Business Services	1,091,000	—	—	1,091,000	16,430	65
MB Financial	2,360,000	500,000	—	2,860,000	60,031	26
McGrath Rentcorp	2,150,000	—	—	2,150,000	69,037	495
Mettler Toledo	1,600,000	—	—	1,600,000	295,600	—
Micromet*	6,702,347	64,547	6,766,894	—	—	—
Moog	2,775,000	—	—	2,775,000	119,020	—
Navigant Consulting	2,800,000	—	—	2,800,000	38,948	—
NPS Pharmaceuticals	6,000,000	—	—	6,000,000	41,040	—
Pericom Semiconductor	1,765,000	—	—	1,765,000	14,279	—
Petroamerica*	30,275,000	—	5,275,000	25,000,000	4,010	—
Petrodorado	26,000,000	—	—	26,000,000	5,995	—
PetroMagdalena Energy	7,582,928	—	—	7,582,928	12,164	—
Petromanas	37,500,000	—	—	37,500,000	8,647	—
Pier 1 Imports	5,600,000	—	—	5,600,000	101,808	—
Pinnacle Entertainment	3,950,000	—	—	3,950,000	45,464	—
Quetzal Energy	50,000,000	—	—	50,000,000	2,667	—
Raptor Pharmaceutical	3,455,000	745,000	—	4,200,000	28,392	—
Rush Enterprises	3,350,000	—	—	3,350,000	68,981	—
Salem Communications*	1,527,700	—	1,527,700	—	—	—

> Notes to Statement of Investments (dollar values in thousands)

Affiliates	Balance of Shares Held at 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/12	Value	Dividend
Seattle Genetics	6,153,000	—	—	6,153,000	$125,398	$—
Shutterfly	3,070,000	300,000	—	3,370,000	105,582	—
SPS Commerce	900,000	—	—	900,000	24,192	—
Summit Hotel Properties	1,500,000	500,031	—	2,000,031	15,160	188
Tower Group	1,675,000	1,089,000	—	2,764,000	61,997	518
TriCo Bancshares	1,350,000	—	—	1,350,000	23,517	122
True Religion Apparel*	1,507,000	—	1,113,548	393,452	10,780	—
tw telecom	9,500,000	—	—	9,500,000	210,520	—
Tyler Technologies	1,700,000	—	—	1,700,000	65,297	—
Virtusa	2,125,000	—	—	2,125,000	36,699	—
Warnaco Group	2,190,000	—	—	2,190,000	127,896	—
Wolverine Minerals	4,000,000	—	—	4,000,000	674	—
World Acceptance	1,505,202	—	45,647	1,459,555	89,398	—
Total of Affiliated Transactions	345,027,658	11,694,863	16,788,906	339,933,615	$4,607,616	$4,162

*	At March 31, 2012, the Fund owned less than five percent of the company’s outstanding voting shares.
**	Includes the effects of a 2:1 stock split.
+	Includes the effects of a corporate action.

The aggregate cost and value of these companies at March 31, 2012, were $2,743,348 and $4,178,682, respectively. Investments in affiliated companies represented 22.69% of the Fund’s total net assets at March 31, 2012.

(c)          Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2012, this security had an aggregate value of $15,780, which represented 0.09% of total net assets.

(d)         All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $166,411.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $19,608, which represented 0.11% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	1,250,000	$15,000	$13,275
Quetzal Energy	1/14/11	41,100,000	5,193	2,176
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591	1,779
Petrodorado - Warrants	11/20/09	24,000,000	2,965	941
Wolverine Minerals	6/3/11	4,000,000	2,005	674
MicroDose Therapeutx	11/24/00	359,944	2,005	270
Voyager Learning, Contingent Value Rights	12/24/09	2,000,000	—	220
Canadian Overseas Petroleum - Warrants	11/24/10	4,200,000	526	106
Petromanas - Warrants	5/20/10	18,750,000	1,086	92
Duluth Exploration - Special Warrants	8/19/11	500,000	—	45
Wolverine Minerals - Warrants	6/3/11	2,000,000	243	30
			$32,614	$19,608

(f)            Illiquid security.

(g)         Investment made with cash collateral received from securities lending activity.

(h)         At March 31, 2012, for federal income tax purposes, the cost of investments was $10,977,173 and net unrealized appreciation was $7,126,766 consisting of gross unrealized appreciation of $7,687,302 and gross unrealized depreciation of $(560,536).

> Notes to Statement of Investments (dollar values in thousands)

(i)             On March 31, 2012, the market value of foreign securities represented 9.36% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$315,070	1.71
Canada	306,968	1.67
Colombia	157,960	0.86
Singapore	144,270	0.78
Sweden	100,243	0.54
Hong Kong	97,128	0.53
Japan	72,621	0.39
China	69,964	0.38
Brazil	59,690	0.32
France	47,758	0.26
South Africa	45,639	0.25
Denmark	44,415	0.24
United Kingdom	43,333	0.24
Chile	39,485	0.21
Israel	33,951	0.18
Mongolia	29,511	0.16
Ireland	29,103	0.16
India	19,969	0.12
Russia	15,780	0.09
Argentina	13,275	0.07
Iceland	11,735	0.06
Spain	9,786	0.05
Germany	9,154	0.05
Iraq	6,903	0.04
Total Foreign Portfolio	$1,723,711	9.36

(j)             Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$5,051,628	$281,190	$—	$5,332,818
Industrial Goods & Services	3,205,616	238,797	—	3,444,413
Consumer Goods & Services	2,898,177	125,588	220	3,023,985
Finance	1,887,591	—	—	1,887,591
Health Care	1,570,325	25,926	270	1,596,521
Energy & Minerals	1,302,645	262,535	13,320	1,578,500
Other Industries	991,512	79,348	—	1,070,860
Total Equities	16,907,494	1,013,384	13,810	17,934,688
Total Securities Lending Collateral	169,251	—	—	169,251
Total Investments	$17,076,745	$1,013,384	$13,810	$18,103,939

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager’s experience with similar securities or situations.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Tranfers Out
Level 1	Level 2	Level 1	Level 2
$—	$115,086	$115,086	$—

Financial assets were transferred from Level 1 to Level 2 as trading halted during the period.

The following table reconciles asset balances for the period ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Consumer Goods & Services	$180	$—	$40	$—	$—	$—	$—	$220
Health Care	270	—	—	—	—	—	—	270
Energy & Minerals	12,507	—	813	—	—	—	—	13,320
	$12,957	$—	$853	$—	$—	$—	$—	$13,810

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $853.

> Notes to Statement of Investments (dollar values in thousands)

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn International

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
	Equities: 95.7%
Asia 42.3%
	> Japan 17.3%
5,582,600	Kansai Paint
	Paint Producer in Japan, India, China & Southeast Asia	$56,596
22,694,000	Seven Bank
	ATM Processing Services	49,767
22,300	Wacom (a)
	Computer Graphic Illustration Devices	46,834
2,981,100	Kuraray
	Special Resin, Fine Chemical, Fibers & Textures	42,398
3,029,900	Park24
	Parking Lot Operator	40,971
1,860,438	Aeon Delight
	Facility Maintenance & Management	39,233
1,582,200	Hoshizaki Electric
	Commercial Kitchen Equipment	37,531
1,694,562	Glory
	Currency Handling Systems & Related Equipment	37,164
7,780	Orix JREIT
	Diversified REIT	36,356
2,400,000	NGK Insulators
	Ceramic Products for Auto, Power & Electronics	34,575
937,651	Kintetsu World Express
	Airfreight Logistics	32,758
589,792	Ain Pharmaciez
	Dispensing Pharmacy/Drugstore Operator	31,834
1,718,724	Start Today
	Online Japanese Apparel Retailer	31,742
295,762	Nakanishi
	Dental Tools & Machinery	31,399
16,005	Advance Residence Investment
	Residential REIT	30,405
2,137,272	Japan Airport Terminal
	Airport Terminal Operator at Haneda	28,174
480,000	Disco
	Semiconductor Dicing & Grinding Equipment	26,729
1,427,129	Daiseki
	Waste Disposal & Recycling	26,533
25,979	Jupiter Telecommunications
	Largest Cable Service Provider in Japan	26,020
855,604	Tsumura
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)	24,732
18,673,649	Shinsei Bank
	Commercial Bank	24,582
2,600,000	Shimadzu
	Analytical Instrument, Medical & Industrial Equipment	23,663
6,140	Kenedix Realty Investment
	Tokyo Mid-size Office REIT	22,592
1,885,600	Asahi Diamond Industrial
	Consumable Diamond Tools	22,292
857,144	Ibiden
	Electronic Parts & Ceramics	22,164
5,540	Mori Hills REIT Investment
	Tokyo-centric Diversified REIT	22,162
1,940,200	Sintokogio
	Automated Casting Machines, Surface Treatment System & Consumables	21,723
750,600	Doshisha
	Wholesaler	21,581
339,000	FP Corporation
	Disposable Food Trays & Containers	21,373
880,474	Aeon Mall
	Suburban Shopping Mall Developer, Owner & Operator	20,567
1,405,739	Ushio
	Industrial Light Sources	19,914
500,000	Sanrio (b)
	Character Goods & Licensing	19,528
772,000	Misumi Group
	Industrial Components Distributor	18,870
1,346,963	Torishima Pump Manufacturing
	Industrial Pump for Power Generation & Water Supply Systems	18,472
732,108	Icom
	Two Way Radio Communication Equipment	17,800
2,417	Fukuoka REIT
	Diversified REIT in Fukuoka	17,371
1,603	Japan Real Estate Investment
	Office REIT in Tokyo	14,134
511,450	Miura
	Industrial Boiler	13,302
257,800	Horiba
	Measuring Instruments & Analyzers	8,898
246,300	Gree (b)
	Mobile Social Networking Game Developer/Platform	6,206
145,700	Nihon Parkerizing
	Metal Surface Treatment Agents & Processing	2,166
		1,091,111
	> Taiwan 6.5%
36,606,000	Far EasTone Telecom
	Taiwan’s Third Largest Mobile Operator	75,238
5,614,530	Simplo Technology
	Battery Packs for Notebook & Tablet PCs	42,547
12,218,270	Tripod Technologies
	Printed Circuit Boards (PCB)	41,172
2,492,300	St. Shine Optical
	World’s Leading Disposable Contact Lens OEM	32,412
10,329,000	Taiwan Mobile
	Taiwan’s Second-largest Mobile Operator	31,491
18,571,200	CTCI Corp
	International Engineering Firm	30,790
5,910,000	Radiant Opto-Electronics
	LCD Back Light Units & Modules	26,393
10,277,000	Chroma Ate
	Automatic Test Systems, Testing & Measurement Instruments	26,310
11,200,000	Taiwan Hon Chuan
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer	25,449

Number of Shares		Value (000)
	> Taiwan—continued
6,603,000	Advantech
	Industrial PC & Components	$22,973
2,930,000	MStar Semiconductor
	ICs for TV, Digital Set-top-box & Handset	17,953
3,181,000	President Chain Store
	Taiwan’s Number One Convenience Chain Store Operator	17,745
2,595,000	PC Home
	Taiwanese Internet Retail Company	14,671
2,468,300	Lung Yen
	Funeral Services & Columbaria	7,895
		413,039
	> Hong Kong 4.0%
7,000,000	Melco Crown Entertainment - ADR (c)
	Macau Casino Operator	95,270
18,000,000	Lifestyle International
	Mid to High-end Department Store Operator in Hong Kong & China	45,856
15,625,000	L’Occitane International
	Skin Care & Cosmetics Producer	37,052
8,475,000	AAC Technologies
	Miniature Acoustic Components	23,083
12,500,000	MGM China Holdings
	Macau Casino Operator	22,819
38,000,000	Sasa International
	Cosmetics Retailer	22,050
8,000,000	Melco International (c)
	Macau Casino Operator	7,642
		253,772
	> Singapore 3.6%
27,000,000	Olam International
	Agriculture Supply Chain Manager	50,740
20,000,000	Ascendas REIT
	Industrial Property Landlord	32,174
20,000,000	CDL Hospitality Trust
	Hotel Owner/Operator	27,648
35,000,000	Mapletree Logistics Trust
	Industrial Property Landlord	26,329
28,000,000	Mapletree Industrial Trust
	Industrial Property Landlord	24,477
35,000,000	Mapletree Commercial Trust
	Retail & Office Property Landlord	24,406
15,000,000	Goodpack Limited
	International Bulk Container Leasing	21,186
3,500,000	Singapore Exchange
	Singapore Equity & Derivatives Market Operator	19,359
		226,319
	> China 3.3%
644,000	NetEase.com - ADR (c)
	Chinese Online Gaming Services	37,416
18,920,554	Zhaojin Mining Industry
	Gold Mining & Refining in China	31,826
1,100,000	New Oriental Education & Technology - ADR (c)
	Education Service Provider	30,206
26,565,000	Want Want
	Chinese Branded Consumer Food Company	29,725
13,570,200	Digital China
	IT Distribution & Systems Integration Services	26,998
220,000,000	RexLot Holdings (b)
	Lottery Equipment Supplier in China	19,557
28,763,700	AMVIG Holdings
	Chinese Tobacco Packaging Material Supplier	15,604
263,700	51job - ADR (b)(c)
	Integrated Human Resource Services	14,994
		206,326
	> India 2.1%
2,262,300	United Breweries
	India’s Largest Brewer	23,890
341,652	Asian Paints
	India’s Largest Paint Company	21,739
11,163,303	Jain Irrigation Systems	21,537
558,165	Jain Irrigation Systems - DVR (c)
	Agricultural Micro-irrigation Systems & Food Processing	525
8,052,053	Adani Ports & Special Economic Zone
	Indian West Coast Shipping Port	20,442
1,550,000	Shriram Transport Finance
	Used Truck Finance	18,232
32,642,905	REI Agro
	Basmati Rice Processing	7,849
10,249,300	S. Kumars Nationwide
	Textiles, Clothing & Retail	6,646
791,352	Titan Industries
	Jewelry, Watches, Eyeglasses	3,549
1,650,000	SKIL Ports and Logistics (c)
	Indian Container Port Project	3,220
1,477,269	Redington India
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets	2,555
1,668,793	Manappuram Finance
	Short-term Lending Collateralized by Household Gold	997
		131,181
	> Korea 1.6%
101,150	NHN
	Korean Online Search Services	23,216
1,134,000	Grand Korea Leisure
	Largest ‘Foreigner Only’ Casino Group in Korea	21,907
623,410	Woongjin Coway
	Korean Household Appliance Rental Service Provider	20,729
471,971	Handsome
	Korea’s Leading High-end Apparel Company	13,873
570,990	iMarketKorea
	Procurement, Distribution of MRO (Maintenance, Repair, Operations) Goods	9,865
182,000	Hana Tour Service
	Korea’s Largest Wholesale Tour Provider	7,244
10,090	Hyundai Home Shopping
	TV Home Shopping Company	1,198
		98,032

Number of Shares		Value (000)
	> Mongolia 1.1%
42,636,400	Mongolian Mining (c)
	Coking Coal Mining in Mongolia	$40,577
1,049,943	Ivanhoe Mines (c)
	Copper Mine Project in Mongolia	16,516
914,678	Ivanhoe Mines (c)(d)
	Copper Mine Project in Mongolia	14,397
		71,490
	> Indonesia 0.9%
29,063,787	Archipelago Resources (a)(c)
	Gold Mining Projects in Indonesia, Vietnam & the Philippines	30,217
48,560,000	Tower Bersama Infrastructure
	Communications Towers	15,696
10,000,000	Ace Indonesia
	Home Improvement Retailer	4,872
6,937,300	Jasa Marga
	Largest Toll Road Operator in Indonesia	3,914
6,217,500	Southern Arc Minerals (a)(c)(e)
	Gold & Copper Exploration in Indonesia	2,663
		57,362
	> Thailand 0.8%
118,000,000	Home Product Center
	Home Improvement Retailer	53,181
		53,181
	> Philippines 0.7%
58,577,000	SM Prime Holdings
	Shopping Mall Operator	23,053
7,931,700	Int’l Container Terminal
	Container Handling Terminals & Port Management	12,116
19,454,700	Manila Water Company
	Water Utility Company in the Philippines	10,535
		45,704
	> Cambodia 0.4%
50,000,000	Nagacorp
	Casino/Entertainment Complex in Cambodia	22,733
		22,733
Asia: Total		2,670,250
Europe 33.0%
	> United Kingdom 5.8%
1,460,000	Intertek Group
	Testing, Inspection, Certification Services	58,639
5,654,735	Chemring
	Defense Manufacturer of Countermeasures & Energetics	36,857
3,000,000	JLT Group
	International Business Insurance Broker	33,518
3,305,000	Serco
	Facilities Management	28,678
7,500,000	Workspace Group (a)
	UK Real Estate	28,221
730,000	Rotork
	Valve Actuators for Oil & Water Pipelines	23,925
740,581	Tullow Oil
	Oil & Gas Producer	18,088
1,761,742	Smith and Nephew
	Medical Equipment & Supplies	17,851
2,497,000	Domino’s Pizza United Kingdom & Ireland
	Pizza Delivery in the United Kingdom, Ireland & Germany	17,238
2,636,932	Premier Oil (c)
	Oil & Gas Producer in Europe, Pakistan & Asia	16,546
2,950,000	Abcam
	Online Sales of Antibodies	16,468
1,773,408	Shaftesbury
	London Prime Retail REIT	13,970
548,000	Rightmove
	Internet Real Estate Listings	12,727
262,300	Next
	Clothes & Home Retailer in the UK	12,515
3,167,139	BBA Aviation
	Aviation Support Services	10,841
1,060,885	Greggs
	Bakery	8,832
4,163,948	PureCircle (b)(c)
	Natural Sweeteners	7,127
2,840,000	Sterling Resources (c)
	Oil & Gas Exploration in Europe	4,556
		366,597
	> Netherlands 5.1%
1,763,611	Imtech
	Electromechanical & ICT Installation & Maintenance	56,380
2,479,123	Aalberts Industries
	Flow Control & Heat Treatment	51,249
687,967	Fugro
	Sub-sea Oilfield Services	49,015
1,591,702	UNIT4 (a)
	Business Software Development	46,172
1,181,073	Koninklijke TenCate (a)
	Advanced Textiles & Industrial Fabrics	41,034
1,252,514	Arcadis
	Engineering Consultants	26,176
177,395	Core Laboratories
	Oil & Gas Reservoir Consulting	23,340
317,424	Vopak
	World’s Largest Operator of Petroleum & Chemical Storage Terminals	18,287
403,800	TKH Group
	Dutch Industrial Conglomerate	10,968
		322,621
	> Switzerland 4.1%
280,000	Partners Group
	Private Markets Asset Management	54,623
255,000	Geberit (c)
	Plumbing Supplies	53,362
360,000	Dufry Group (c)
	Operates Airport Duty Free & Duty Paid Shops	47,059
15,500	Sika
	Chemicals for Construction & Industrial Applications	33,551

Number of Shares		Value (000)
	> Switzerland—continued
245,000	Kuehne & Nagel
	Freight Forwarding/Logistics	$33,139
580,000	Bank Sarasin & Cie
	Private Banking	18,183
236,217	Zehnder
	Radiators & Ventilation Systems	17,506
		257,423
	> Germany 3.9%
2,500,000	Wirecard
	Online Payment Processing & Risk Management	47,596
679,600	Rheinmetall
	Defense & Automotive	40,239
148,295	Rational
	Commercial Ovens	34,681
1,600,000	Rhoen-Klinikum
	Health Care Services	32,126
500,000	Dürr
	Automotive Plant Engineering & Associated Capital Equipment	31,829
625,000	CTS Eventim
	Event Ticket Sales	21,589
555,700	Elringklinger
	Automobile Components	15,912
165,400	Bertrandt
	Outsourced Engineering	12,464
338,886	Deutsche Beteiligungs (b)
	Private Equity Investment Management	7,690
		244,126
	> France 3.8%
1,073,700	Gemalto
	Digital Security Solutions	70,869
418,000	Eurofins Scientific
	Food, Pharmaceuticals & Materials Screening & Testing	45,602
971,800	Saft Batteries
	Niche Battery Manufacturer	31,495
430,000	Neopost
	Postage Meter Machines	27,654
353,648	Rubis
	Tank Storage & LPG Distribution	20,680
232,400	Norbert Dentressangle
	Leading European Logistics & Transport Group	20,643
460,000	Mersen
	Advanced Industrial Materials	16,304
1,831,204	Hi-Media (b)(c)
	Online Advertiser in Europe	6,399
		239,646
	> Sweden 2.4%
4,056,007	Hexagon
	Design, Measurement & Visualization Software & Equipment	78,720
4,150,024	Sweco (a)
	Engineering Consultants	45,008
658,700	Unibet
	European Online Gaming Operator	18,469
905,452	East Capital Explorer
	Sweden-based RUS/CEE Investment Fund	7,630
		149,827
	> Italy 1.8%
2,661,000	Pirelli
	Global Tire Supplier	31,657
2,621,149	Ansaldo STS
	Railway Systems Integrator	26,009
5,800,000	Geox
	Apparel & Shoe Maker	18,952
166,200	Tod’s (b)
	Leather Shoes & Bags	18,697
12,503,754	CIR
	Italian Holding Company	17,693
		113,008
	> Denmark 1.3%
1,648,800	Novozymes
	Industrial Enzymes	48,020
168,042	SimCorp
	Software for Investment Managers	29,365
130,651	Solar A/S
	Technical Wholesaler of Electrical, Plumbing & HVAC Equipment	7,189
		84,574
	> Russia 0.7%
629,642	Mail.ru - GDR (c)(f)
	Internet Social Networking & Games for Russian Speakers	24,839
2,109,700	Petropavlovsk
	Gold & Iron Ore Mining in Russia	18,796
		43,635
	> Iceland 0.6%
35,982,499	Marel
	Largest Manufacturer of Poultry & Fish Processing Equipment	41,095
		41,095
	> Ireland 0.6%
6,750,000	United Drug
	Irish Pharmaceutical Wholesaler & Outsourcer	19,085
289,400	Paddy Power
	Irish Betting Services	18,226
		37,311
	> Spain 0.5%
618,320	Red Eléctrica de España
	Spanish Power Transmission	30,257
		30,257
	> Norway 0.5%
2,403,664	Atea
	Leading Nordic IT Hardware/Software Reseller & Installation Company	29,018
		29,018

Number of Shares		Value (000)
	> Czech Republic 0.4%
130,682	Komercni Banka
	Leading Czech Universal Bank	$26,023
		26,023
	> Portugal 0.4%
8,531,175	Redes Energéticas Nacionais
	Portuguese Power Transmission & Gas Transportation	25,828
		25,828
	> Belgium 0.4%
438,880	EVS Broadcast Equipment
	Digital Live Mobile Production Software & Systems	22,758
		22,758
	> Finland 0.3%
1,039,429	Stockmann
	Department Store & Fashion Retailer in Scandinavia & Russia	22,402
		22,402
	> Kazakhstan 0.3%
3,319,000	Halyk Savings Bank of Kazakhstan - GDR (c)
	Largest Retail Bank & Insurer in Kazakhstan	21,574
		21,574
	> Greece 0.1%
6,954,400	Intralot
	Lottery & Gaming Systems & Services	6,623
		6,623
Europe: Total		2,084,346
Other Countries 16.2%
	> South Africa 4.6%
1,170,188	Naspers
	Media in Africa, China, Russia & Other Emerging Markets	65,748
11,763,907	Coronation Fund Managers
	South African Fund Manager	43,707
19,098,300	Rand Merchant Insurance
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	42,847
3,175,083	Mr. Price
	South African Retailer of Apparel, Household & Sporting Goods	39,048
8,679,940	Northam Platinum
	Platinum Mining in South Africa	38,608
4,992,200	Adcock Ingram Holdings
	Manufacturer of Pharmaceuticals & Medical Supplies	38,201
1,025,504	Massmart Holdings
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	21,649
		289,808
	> United States 4.5%
627,431	Alexion Pharmaceuticals (c)
	Biotech Focused on Orphan Diseases	58,263
952,080	Atwood Oceanics (c)
	Offshore Drilling Contractor	42,739
1,229,871	BioMarin Pharmaceutical (c)
	Biotech Focused on Orphan Diseases	42,123
987,228	World Fuel Services
	Global Fuel Broker	40,476
965,297	Textainer Group Holdings
	Top International Container Leaser	32,724
555,500	Hornbeck Offshore (c)
	Supply Vessel Operator in U.S. Gulf of Mexico	23,348
461,213	FMC Technologies (c)
	Oil & Gas Well Head Manufacturer	23,254
270,000	Oil States International (c)
	Diversified North American Oil Service Provider	21,076
		284,003
	> Canada 4.4%
1,403,772	CCL Industries
	Leading Global Label Manufacturer	51,369
1,212,597	ShawCor
	Oil & Gas Pipeline Products	38,173
615,857	Baytex
	Oil & Gas Producer in Canada	31,977
582,942	AG Growth (b)
	Leading Manufacturer of Augers & Grain Handling Equipment	24,377
653,200	Onex Capital
	Private Equity	24,040
1,049,576	Black Diamond Group
	Provides Accommodations/Equipment for Oil Sands Development	20,919
984,500	Alliance Grain Traders
	Global Leader in Pulse Processing & Distribution	15,121
2,411,514	Horizon North Logistics
	Provides Diversified Oil Service Offering in Northern Canada	15,110
2,919,000	DeeThree Exploration (a)(c)(e)	12,734
1,142,377	DeeThree Exploration (a)(c)
	Canadian Oil & Gas Producer	5,085
721,000	Celtic Exploration (c)
	Canadian Oil & Gas Producer	10,510
1,043,000	Crew Energy (c)
	Canadian Oil & Gas Producer	9,955
731,000	Athabasca Oil Sands (c)
	Oil Sands SAGD & Alberta Deep Basin Development	8,127
1,607,306	Pan Orient (c)
	Growth-oriented, Return-focused Asian Explorer	6,558
1,611,000	Americas Petrogas (c)
	Oil & Gas Exploration in Argentina, Potash in Peru	5,750
6,250,000	Petromanas - Warrants (c)(e)
	Exploring for Oil in Albania	31
		279,836
	> Australia 1.6%
2,653,389	UGL
	Engineering & Facilities Management	36,352
498,560	Cochlear
	Cochlear Implants	31,939

Number of Shares		Value (000)
	> Australia—continued
4,546,885	Challenger Financial
	Largest Annuity Provider	$17,908
17,451,906	Commonwealth Property Office Fund
	Australia Prime Office REIT	17,814
		104,013
	> Israel 0.9%
4,706,527	Israel Chemicals
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals	54,374
125,000	Caesarstone (c)
	Quartz Countertops	1,460
		55,834
	> Senegal 0.2%
45,237	Sonatel
	Leading Telecoms Operator in Western Africa	11,681
		11,681
Other Countries: Total		1,025,175
Latin America 4.2%
	> Brazil 2.6%
3,700,000	Localiza Rent A Car
	Car Rental	68,104
1,500,000	Odontoprev
	Dental Insurance	25,226
1,200,000	Multiplus
	Loyalty Program Operator in Brazil	24,849
1,880,200	Mills Estruturas e Servicos de Engenharia
	Civil Engineering & Construction	23,896
2,917,000	MRV Engenharia
	Brazilian Property Developer	20,661
		162,736
	> Mexico 0.7%
600,000	Grupo Aeroportuario del Sureste - ADR
	Mexican Airport Operator	41,112
		41,112
	> Argentina 0.3%
1,250,000	Union Agriculture Group (c)(e)(g)
	Farmland Operator in Uruguay	13,275
4,950,000	Madalena Ventures (c)(e)	4,474
2,475,000	Madalena Ventures (c)
	Oil & Gas Exploration in Argentina	2,283
		20,032
	> Guatemala 0.3%
932,600	Tahoe Resources (c)
	Silver Project in Guatemala	19,653
		19,653
	> Colombia 0.2%
8,353,169	Canacol (c)
	Oil Producer in South America	6,616
22,525,000	Gulf United (c)(e)
	Prospecting for Oil Alongside Large Producers in Colombia	2,595
		9,211
	> Chile 0.1%
4,016,878	Viña Concha y Toro
	Global Branded Wine Manufacturer	9,208
		9,208
Latin America: Total		261,952

Total Equities: 95.7% (Cost: $4,641,672)		6,041,723

Securities Lending Collateral 0.5%
32,332,947	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (h)	32,333
Total Securities Lending Collateral: (Cost: $32,333)		32,333

Total Investments: 96.2% (Cost: $4,674,005)(i)(j)		6,074,056	(k)

Obligation to Return Collateral for Securities Loaned: (0.5)%		(32,333)

Cash and Other Assets Less Liabilities: 4.3%		272,701

Total Net Assets: 100.0%		$6,314,424

ADR - American Depositary Receipts

DVR - Differential Voting Right Equity Shares

GDR - Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)          An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/12	Value	Dividend
Archipelago Resources	29,063,787	—	—	29,063,787	$30,217	$—
DeeThree Exploration	4,061,377	—	—	4,061,377	17,819	—
Koninklijke TenCate*	1,371,573	—	190,500	1,181,073	41,034	—
Southern Arc Minerals	6,217,500	—	—	6,217,500	2,663	—
Sweco	4,150,024	—	—	4,150,024	45,008	—
UNIT4	1,591,702	—	—	1,591,702	46,172	—
Wacom	23,790	—	1,490	22,300	46,834	—
Workspace Group	8,000,000	—	500,000	7,500,000	28,221	372,696
Total of Affiliated Transactions	54,479,753	—	691,990	53,787,763	$257,968	$372,696

*                 At March 31, 2012, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2012, were $149,124 and $216,934, respectively. Investments in affiliated companies represented 3.44% of the Fund’s total net assets at March 31, 2012.

(b)         All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $30,746.

(c)          Non-income producing security.

(d)         Security is traded on a U.S. exchange.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $35,772, which represented 0.57% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	1,250,000	$15,000	$13,275
DeeThree Exploration	9/7/10-3/8/11	2,919,000	10,228	12,734
Madalena Ventures	10/21/10	4,950,000	3,136	4,474
Southern Arc Minerals	2/16/11	6,217,500	10,087	2,663
Gulf United	2/11/11	22,525,000	6,758	2,595
Petromanas - Warrants	5/20/10	6,250,000	362	31
			$45,571	$35,772

(f)            Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2012, this security had an aggregate value of $24,839, which represented 0.39% of total net assets.

(g)         Illiquid security.

(h)         Investment made with cash collateral received from securities lending activity.

(i)             At March 31, 2012, for federal income tax purposes, the cost of investments was $4,674,005 and net unrealized appreciation was $1,400,051 consisting of gross unrealized appreciation of $1,708,166 and gross unrealized depreciation of $(308,115).

(j)             On March 31, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,091,111	17.3
Euro	1,041,240	16.5
U.S. Dollar	604,481	9.6
British Pound	414,274	6.6
Taiwan Dollar	413,039	6.5
Hong Kong Dollar	345,522	5.5
Canadian Dollar	336,597	5.3
Other currencies less than 5% of total net assets	1,795,459	28.4
	$6,041,723	95.7

(k)          Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

> Notes to Statement of Investments (dollar values in thousands)

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$208,799	$2,461,451	$—	$2,670,250
Europe	27,896	2,056,450	—	2,084,346
Other Countries	552,534	472,641	—	1,025,175
Latin America	241,608	7,069	13,275	261,952
Total Equities	1,030,837	4,997,611	13,275	6,041,723
Total Securities Lending Collateral	32,333	—	—	32,333
Total Investments	$1,063,170	$4,997,611	$13,275	$6,074,056

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

> Notes to Statement of Investments (dollar values in thousands)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$1,843	$—	$—	$1,843

Financial assets were transferred from Level 2 to Level 1 as resale restrictions no longer apply.

The following table reconciles asset balances for the three months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Latin America	$12,462	$—	$813	$—	$—	$—	$—	$13,275
	$12,462	$—	$813	$—	$—	$—	$—	$13,275

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $813.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn USA

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
	Equities: 99.5%
Information 32.5%
	> Business Software 10.2%
910,000	Informatica (a)
	Enterprise Data Integration Software	$48,139
698,000	Micros Systems (a)
	Information Systems for Hotels, Restaurants & Retailers	38,592
375,000	Ansys (a)
	Simulation Software for Engineers & Designers	24,383
281,000	NetSuite (a)
	End to End IT Systems Solution Delivered Over the Web	14,131
243,000	Concur Technologies (a)
	Web Enabled Cost & Expense Management Software	13,943
408,000	Ariba (a)
	Cost Management Software	13,346
300,000	Blackbaud
	Software & Services for Non-profits	9,969
322,000	SPS Commerce (a)
	Supply Chain Management Software Delivered via the Web	8,655
400,000	Velti (a)
	Mobile Marketing Software Platform	5,420
198,000	Advent Software (a)
	Asset Management & Trading Systems	5,069
		181,647
	> Semiconductors & Related Equipment 4.1%
1,958,000	Atmel (a)
	Microcontrollers, RF & Memory Semiconductors	19,306
690,000	Microsemi (a)
	Analog/Mixed Signal Semiconductors	14,794
1,061,750	ON Semiconductor (a)
	Mixed Signal & Power Management Semiconductors	9,566
426,000	Monolithic Power Systems (a)
	High Performance Analog & Mixed Signal ICs	8,379
262,000	Ultratech (a)
	Semiconductor Equipment	7,593
1,075,000	TriQuint Semiconductor (a)
	RF Semiconductors	7,412
390,000	Pericom Semiconductor (a)
	Interface ICs & Frequency Control Products	3,155
50,000	Hittite Microwave (a)
	Radio Frequency, Microwave & Millimeterwave Semiconductors	2,716
		72,921
	> Instrumentation 3.9%
180,000	Mettler Toledo (a)
	Laboratory Equipment	33,255
525,000	IPG Photonics (a)
	Fiber Lasers	27,326
168,000	Trimble Navigation (a)
	GPS-based Instruments	9,143
		69,724
	> Computer Hardware & Related Equipment 3.0%
1,317,000	II-VI (a)
	Laser Optics & Specialty Materials	31,147
292,000	Zebra Technologies (a)
	Bar Code Printers	12,025
177,000	Nice Systems - ADR (Israel) (a)
	Audio & Video Recording Solutions	6,956
107,000	Netgear (a)
	Networking Products for Small Business & Home	4,087
		54,215
	> Telephone & Data Services 2.8%
1,457,000	tw telecom (a)
	Fiber Optic Telephone/Data Services	32,287
148,000	AboveNet (a)
	Metropolitan Fiber Communications Services	12,254
400,000	Boingo Wireless (a)
	Wholesale & Retail Wi-Fi Networks	4,840
		49,381
	> Gaming Equipment & Services 2.0%
660,000	Bally Technologies (a)
	Slot Machines & Software	30,855
235,000	WMS Industries (a)
	Slot Machine Provider	5,576
		36,431

	> Telecommunications Equipment 2.0%
732,000	Finisar (a)
	Optical Subsystems & Components	14,750
903,000	Ixia (a)
	Telecom Network Test Equipment	11,278
752,000	Infinera (a)(b)
	Optical Networking Equipment	6,106
165,000	Polycom (a)
	Video Conferencing Equipment	3,147
		35,281
	> Computer Services 1.9%
556,000	ExlService Holdings (a)
	Business Process Outsourcing	15,257
97,000	Syntel
	Offshore IT Services	5,432
776,766	Hackett Group (a)
	IT Integration & Best Practice Research	4,637
359,000	WNS - ADR (India) (a)
	Offshore BPO (Business Process Outsourcing) Services	4,326
640,000	RCM Technologies (a)(c)
	Technology & Engineering Services	3,565
		33,217
	> Mobile Communications 1.6%
560,000	SBA Communications (a)
	Communications Towers	28,454
		28,454
	> Contract Manufacturing 0.5%
236,000	Plexus (a)
	Electronic Manufacturing Services	8,258
		8,258

Number of Shares		Value (000)
	> Financial Processors 0.4%
170,000	Global Payments
	Credit Card Processor	$7,990
		7,990
	> TV Broadcasting 0.1%
875,000	Entravision Communications
	Spanish Language TV & Radio Stations	1,496
		1,496
Information: Total		579,015

Industrial Goods & Services 17.8%
	> Machinery 13.5%
876,300	Ametek
	Aerospace/Industrial Instruments	42,509
747,200	Nordson
	Dispensing Systems for Adhesives & Coatings	40,730
890,000	Donaldson
	Industrial Air Filtration	31,800
835,000	ESCO Technologies
	Automatic Electric Meter Readers	30,703
585,000	Pentair
	Pumps & Water Treatment	27,852
504,665	Heico
	FAA Approved Aircraft Replacement Parts	20,262
355,000	Moog (a)
	Motion Control Products for Aerospace, Defense & Industrial Markets	15,226
166,219	Toro
	Turf Maintenance Equipment	11,820
226,000	Kennametal
	Consumable Cutting Tools	10,064
100,000	Polypore International (a)(b)
	Battery Separators & Filtration Media	3,516
146,000	Oshkosh Corporation (a)
	Specialty Truck Manufacturer	3,383
25,327	Middleby (a)
	Manufacturer of Cooking Equipment	2,562
		240,427
	> Electrical Components 1.0%
280,000	Acuity Brands
	Commercial Lighting Fixtures	17,592
		17,592
	> Industrial Materials & Specialty Chemicals 1.0%
496,000	Drew Industries (a)
	RV & Manufactured Home Components	13,546
170,000	Albany International
	Paper Machine Clothing & Advanced Textiles	3,901
		17,447
	> Other Industrial Services 0.8%
600,000	Acorn Energy (b)
	Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring	6,522
240,000	TrueBlue (a)
	Temporary Manual Labor	4,291
109,000	Forward Air
	Freight Transportation Between Airports	3,997
		14,810
	> Waste Management 0.6%
176,000	Waste Connections
	Solid Waste Management	5,725
65,000	Clean Harbors (a)
	Hazardous Waste Services & Disposal	4,377
		10,102
	> Steel 0.4%
686,000	GrafTech International (a)
	Industrial Graphite Materials Producer	8,191
		8,191
	> Industrial Distribution 0.3%
233,400	Interline Brands (a)
	Industrial Distribution	5,044
		5,044
	> Construction 0.2%
200,000	Fortune Brands Home & Security (a)
	Home Building Supplies & Small Locks	4,414
		4,414
Industrial Goods & Services: Total		318,027

Consumer Goods & Services 16.2%
	> Retail 6.5%
730,000	lululemon athletica (a)
	Premium Active Apparel Retailer	54,516
468,500	Abercrombie & Fitch
	Teen Apparel Retailer	23,242
805,000	Pier 1 Imports (a)
	Home Furnishing Retailer	14,635
356,000	Shutterfly (a)
	Internet Photo-centric Retailer	11,153
790,000	Saks (a)
	Luxury Department Store Retailer	9,172
161,500	Teavana (a)(b)
	Specialty Tea Retailer	3,185
9,000	The Fresh Market (a)
	Specialty Food Retailer	432
		116,335
	> Travel 3.5%
849,700	Gaylord Entertainment (a)
	Convention Hotels	26,171
1,300,950	Avis Budget Group (a)
	Second Largest Car Rental Company	18,408
750,000	Hertz (a)
	Largest U.S. Rental Car Operator	11,280
140,000	HomeAway (a)
	Vacation Rental Online Marketplace	3,552
64,000	Vail Resorts
	Ski Resort Operator & Developer	2,768
		62,179
	> Furniture & Textiles 1.5%
880,000	Knoll
	Office Furniture	14,643
540,000	Interface
	Modular & Broadloom Carpet	7,533
148,000	Herman Miller
	Office Furniture	3,398
20,000	Caesarstone (Israel) (a)
	Quartz Countertops	234
		25,808

Number of Shares		Value (000)
	> Apparel 1.2%
222,000	Warnaco Group (a)
	Global Branded Apparel Manufacturer	$12,965
81,000	Deckers Outdoor (a)
	Fashion Footwear Wholesaler	5,107
82,300	True Religion Apparel (a)
	Premium Denim	2,255
		20,327
	> Consumer Goods Distribution 1.0%
472,000	Pool
	Distributor of Swimming Pool Supplies & Equipment	17,662
		17,662
	> Other Durable Goods 0.8%
206,000	Cavco Industries (a)
	Manufactured Homes	9,596
126,000	Jarden
	Branded Household Products	5,069
		14,665
	> Other Consumer Services 0.7%
259,000	Lifetime Fitness (a)
	Sport & Fitness Club Operator	13,098
		13,098
	> Casinos & Gaming 0.5%
775,000	Pinnacle Entertainment (a)
	Regional Casino Operator	8,920
		8,920
	> Leisure Products 0.2%
230,000	Skullcandy (a)(b)
	Lifestyle Branded Headphones	3,641
		3,641
	> Nondurables 0.2%
106,000	Helen of Troy (a)
	Personal Care, Housewares, Healthcare & Home Environment Products	3,605
		3,605
	> Educational Services 0.1%
37,350	ITT Educational Services (a)(b)
	Postsecondary Degree Services	2,470
		2,470
	> Food & Beverage —%
4,900	Annie’s (a)
	Developer & Marketer of Natural & Organic Food	171
		171
Consumer Goods & Services: Total		288,881

Finance 12.3%
	> Banks 7.1%
833,000	MB Financial
	Chicago Bank	17,485
1,053,000	Associated Banc-Corp
	Midwest Bank	14,700
431,597	Lakeland Financial
	Indiana Bank	11,234
211,000	City National
	Bank & Asset Manager	11,071
170,000	SVB Financial Group (a)
	Bank to Venture Capitalists	10,938
278,678	Hancock Holding
	Gulf Coast Bank	9,896
675,000	Valley National Bancorp
	New Jersey/New York Bank	8,741
1,478,200	First Busey
	Illinois Bank	7,302
594,000	TCF Financial
	Great Lakes Bank	7,063
513,755	Pacific Continental Bank
	Pacific N.W. Bank	4,840
844,000	TrustCo Bank
	New York State Bank	4,819
269,600	Eagle Bancorp (a)
	Metro D.C. Bank	4,513
556,000	First Commonwealth
	Western Pennsylvania Bank	3,403
178,826	Sandy Spring Bancorp
	Baltimore, D.C. Bank	3,249
210,000	CVB Financial
	Inland Empire Business Bank	2,465
105,700	Hudson Valley
	Metro New York City Bank	1,705
851,247	Guaranty Bancorp (a)
	Colorado Bank	1,694
90,000	TriCo Bancshares
	California Central Valley Bank	1,568
		126,686
	> Finance Companies 3.4%
345,000	World Acceptance (a)
	Personal Loans	21,131
345,000	Textainer Group Holdings
	Top International Container Leaser	11,696
346,000	McGrath Rentcorp
	Temporary Space & IT Rentals	11,110
397,172	H & E Equipment Services (a)
	Heavy Equipment Leasing	7,515
330,000	CAI International (a)
	International Container Leasing	5,999
100,000	Marlin Business Services
	Small Equipment Leasing	1,506
45,500	Regional Management (a)
	Consumer Loans	764
		59,721
	> Savings & Loans 0.9%
602,487	ViewPoint Financial
	Texas Thrift	9,266
194,000	Berkshire Hills Bancorp
	Northeast Thrift	4,447
173,073	Kaiser Federal
	Los Angeles Savings & Loan	2,421
		16,134

Number of Shares		Value (000)
	> Brokerage & Money Management 0.5%
340,500	Eaton Vance
	Specialty Mutual Funds	$9,732
		9,732
	> Insurance 0.4%
39,000	Enstar Group (a)
	Insurance/Reinsurance & Related Services	3,860
55,000	Allied World Holdings
	Commercial Lines Insurance/Reinsurance	3,777
		7,637
Finance: Total		219,910

Health Care 8.9%
	> Biotechnology & Drug Delivery 5.2%
251,000	Alexion Pharmaceuticals (a)
	Biotech Focused on Orphan Diseases	23,308
520,000	BioMarin Pharmaceutical (a)
	Biotech Focused on Orphan Diseases	17,810
682,000	Seattle Genetics (a)(b)
	Antibody-based Therapies for Cancer	13,899
421,000	Auxilium Pharmaceuticals (a)
	Biotech Focused on Niche Disease Areas	7,818
1,055,000	NPS Pharmaceuticals (a)
	Orphan Drugs & Healthy Royalties	7,216
160,000	Onyx Pharmaceuticals (a)
	Commercial-stage Biotech Focused on Cancer	6,029
643,000	Isis Pharmaceuticals (a)
	Biotech Pioneer in Antisense Drugs	5,639
313,000	InterMune (a)
	Drugs for Pulmonary Fibrosis & Hepatitis C	4,592
374,000	Raptor Pharmaceutical (a)(b)
	Orphan Drug Company	2,528
948,000	Chelsea Therapeutics International (a)
	Biotech Focused on Rare Diseases	2,427
530,000	Anthera Pharmaceuticals (a)
	Biotech Focused on Cardiovascular, Cancer & Immunology	1,172
29,671	Synageva Biopharma (a)
	Biotech Focused on Orphan Diseases	1,064
18,181	Metabolex, Series A-1 (a)(d)(e)
	Diabetes Drug Development	11
		93,513
	> Medical Equipment & Devices 1.5%
224,000	Sirona Dental Systems (a)
	Manufacturer of Dental Equipment	11,545
268,000	Hill-Rom Holdings
	Hospital Beds/Patient Handling	8,954
72,000	Gen-Probe (a)
	Molecular In-vitro Diagnostics	4,781
385,000	Pacific Biosciences of California (a)
	Genome Sequencing	1,317
		26,597
	> Medical Supplies 1.4%
488,600	Cepheid (a)
	Molecular Diagnostics	20,438
53,000	Techne
	Cytokines, Antibodies & Other Reagents for Life Science	3,716
		24,154
	> Pharmaceuticals 0.5%
733,000	Akorn (a)
	Develops, Manufactures & Sells Specialty Generic Drugs	8,576
150,000	Horizon Pharma (a)
	Specialty Pharmaceutical Company	621
133,180	Alimera Sciences (a)
	Ophthalmology-focused Pharmaceutical Company	450
		9,647
	> Health Care Services 0.3%
738,900	Health Management Associates (a)
	Non-urban Hospitals	4,965
		4,965
Health Care: Total		158,876

Other Industries 6.5%
	> Real Estate 5.3%
915,000	Extra Space Storage
	Self Storage Facilities	26,343
519,000	Dupont Fabros Technology
	Technology-focused Office Buildings	12,689
561,200	Biomed Realty Trust
	Life Science-focused Office Buildings	10,651
600,000	Associated Estates Realty
	Multifamily Properties	9,804
870,000	Education Realty Trust
	Student Housing	9,431
1,380,000	Kite Realty Group
	Community Shopping Centers	7,273
958,000	DCT Industrial Trust
	Industrial Properties	5,652
100,000	Post Properties
	Multifamily Properties	4,686
200,000	St. Joe (a)(b)
	Florida Panhandle Landowner	3,802
77,000	Kilroy Realty
	West Coast Office & Industrial Properties	3,589
		93,920
	> Transportation 1.2%
256,000	World Fuel Services
	Global Fuel Broker	10,496
410,091	Rush Enterprises, Class A (a)	8,702
115,000	Rush Enterprises, Class B (a)
	Truck Sales & Service	2,000
		21,198
Other Industries: Total		115,118

Energy & Minerals 5.3%
	> Oil Services 2.5%
725,000	Atwood Oceanics (a)
	Offshore Drilling Contractor	32,545
167,000	FMC Technologies (a)
	Oil & Gas Well Head Manufacturer	8,420
83,000	Hornbeck Offshore (a)
	Supply Vessel Operator in U.S. Gulf of Mexico	3,489
		44,454

Number of Shares		Value (000)
	> Oil & Gas Producers 1.9%
133,000	SM Energy
	Oil & Gas Producer	$9,412
143,000	Rosetta Resources (a)
	Oil & Gas Producer Exploring in South Texas & Montana	6,973
168,000	Swift Energy (a)
	Oil & Gas Exploration & Production	4,877
117,000	Petroleum Development Corporation (a)
	Oil & Gas Producer in U.S.	4,339
100,000	Approach Resource (a)
	Oil & Gas Producer in West Texas Permian	3,695
567,000	Quicksilver Resources (a)(b)
	Natural Gas & Coal Seam Gas Producer	2,858
262,200	Houston American Energy (a)
	Oil & Gas Exploration/Production in Colombia	1,369
		33,523
	> Mining 0.9%
85,000	Core Laboratories (Netherlands)
	Oil & Gas Reservoir Consulting	11,184
600,000	Alexco Resource (a)
	Mining, Exploration & Environmental Services	4,188
180,000	Augusta Resource (a)
	US Copper/Moly Mine	491
		15,863
Energy & Minerals: Total		93,840

Total Equities: 99.5% (Cost: $1,166,642)		1,773,667

Securities Lending Collateral 1.3%
22,953,025	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	22,953
Total Securities Lending Collateral: (Cost: $22,953)		22,953

Total Investments: 100.8% (Cost: $1,189,595)(g)(h)		1,796,620	(i)

Obligation to Return Collateral for Securities Loaned: (1.3)%		(22,953)

Cash and Other Assets Less Liabilities: 0.5%		8,134

Total Net Assets: 100.0%		$1,781,801

ADR - American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $22,452.

(c)          An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held at 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/12	Value	Dividend
RCM Technologies	640,000	—	—	640,000	$3,565	$—
Total of Affiliated Transactions	640,000	—	—	640,000	$3,565	$—

The aggregate cost and value of this company at March 31, 2012, were $3,624 and $3,565, respectively. Investments in affiliated companies represented 0.20% of the Fund’s total net assets at March 31, 2012.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of this security amounted to $11, which represented less than 0.01% of total net assets.

Security	Acquisition Dates	Shares	Cost	Value
Metabolex, Series A-1	2/11/00	18,181	$2,000	$11
			$2,000	$11

(e)          Illiquid security.

(f)            Investment made with cash collateral received from securities lending activity.

> Notes to Statement of Investments (dollar values in thousands)

(g)         At March 31, 2012, for federal income tax purposes, the cost of investments was $1,189,595 and net unrealized appreciation (depreciation) was $607,025 consisting of gross unrealized appreciation of $685,305 and gross unrealized depreciation of $(78,280).

(h)         On March 31, 2012, the market value of foreign securities represented 1.27% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$11,183	0.63
Israel	7,190	0.40
India	4,326	0.24
Total Foreign Portfolio	$22,699	1.27

(i)             Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$571,025	$7,990	$—	$579,015
Industrial Goods & Services	318,027	—	—	318,027
Consumer Goods & Services	288,881	—	—	288,881
Finance	219,910	—	—	219,910
Health Care	158,865	—	11	158,876
Other Industries	115,118	—	—	115,118
Energy & Minerals	93,840	—	—	93,840
Total Equities	1,765,666	7,990	11	1,773,667
Total Securities Lending Collateral	22,953	—	—	22,953
Total Investments	$1,788,619	$7,990	$11	$1,796,620

> Notes to Statement of Investments (dollar values in thousands)

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager’s experience with similar securities or situations.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$8,055	$8,055	$—

Financial assets were transferred from Level 1 to Level 2 as trading was halted during the period.

The following table reconciles asset balances for the three months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Health Care	$27	$—	$(16)	$—	$—	$—	$—	$11
	$27	$—	$(16)	$—	$—	$—	$—	$11

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $(16).

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn International Select

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
	Equities: 95.1%
Asia 49.3%
	> Japan 16.0%
1,911,000	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	$19,374
6,753,000	Seven Bank ATM Processing Services	14,809
8,970	Jupiter Telecommunications Largest Cable Service Provider in Japan	8,984
528,000	Asahi Diamond Industrial Consumable Diamond Tools	6,242
74,000	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	3,994
59,400	Gree (a) Mobile Social Networking Game Developer/Platform	1,496
		54,899
	> Singapore 13.8%
13,130,000	Ascendas REIT Industrial Property Landlord	21,122
20,395,000	Mapletree Industrial Trust Industrial Property Landlord	17,829
11,142,000	Mapletree Logistics Trust Industrial Property Landlord	8,382
		47,333
	> Taiwan 9.0%
11,103,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	22,821
2,789,400	CTCI Corp International Engineering Firm	4,625
1,179,000	Taiwan Mobile Taiwan’s Second-largest Mobile Operator	3,594
		31,040
	> China 4.4%
4,146,000	Zhaojin Mining Industry Gold Mining & Refining in China	6,974
84,000	NetEase.com - ADR (b) Chinese Online Gaming Services	4,880
3,044,000	Want Want Chinese Branded Consumer Food Company	3,406
		15,260
	> Korea 3.3%
49,830	NHN Korean Online Search Services	11,437
		11,437
	> Indonesia 2.8%
9,272,000	Archipelago Resources (b) Gold Mining Projects in Indonesia, Vietnam & the Philippines	9,640
		9,640
Asia: Total		169,609

Europe 25.7%
	> Germany 6.4%
630,000	Wirecard Online Payment Processing & Risk Management	11,994
109,500	Rheinmetall Defense & Automotive	6,484
175,000	Rhoen-Klinikum Health Care Services	3,514
		21,992
	> United Kingdom 6.2%
178,000	Intertek Group Testing, Inspection, Certification Services	7,149
659,000	Serco Facilities Management	5,719
772,800	Chemring Defense Manufacturer of Countermeasures & Energetics	5,037
314,000	JLT Group International Business Insurance Broker	3,508
		21,413
	> Sweden 3.4%
595,666	Hexagon Design, Measurement & Visualization Software & Equipment	11,561
		11,561
	> Netherlands 3.3%
239,919	Imtech Electromechanical & ICT Installation & Maintenance	7,670
28,100	Core Laboratories Oil & Gas Reservoir Consulting	3,697
		11,367
	> Switzerland 2.5%
24,000	Partners Group Private Markets Asset Management	4,682
28,000	Kuehne & Nagel Freight Forwarding/Logistics	3,787
		8,469
	> Iceland 1.6%
4,800,000	Marel Largest Manufacturer of Poultry & Fish Processing Equipment	5,633
		5,633
	> Denmark 1.2%
145,000	Novozymes Industrial Enzymes	4,223
		4,223
	> Belgium 1.1%
74,000	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	3,837
		3,837
Europe: Total		88,495

Number of Shares		Value (000)
Other Countries 19.2%
	> South Africa 11.2%
7,601,015	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	$17,053
1,317,200	Adcock Ingram Holdings Manufacturer of Pharmaceuticals & Medical Supplies	10,080
112,700	Naspers Media in Africa, China, Russia & Other Emerging Markets	6,332
1,146,000	Northam Platinum Platinum Mining in South Africa	5,097
		38,562
	> United States 2.3%
94,000	Atwood Oceanics (b) Offshore Drilling Contractor	4,220
52,000	SM Energy Oil & Gas Producer	3,680
		7,900
	> Canada 2.2%
106,400	CCL Industries Leading Global Label Manufacturer	3,893
89,000	AG Growth Leading Manufacturer of Augers & Grain Handling Equipment	3,722
		7,615
	> Australia 1.9%
826,355	Challenger Financial Largest Annuity Provider	3,255
3,170,358	Commonwealth Property Office Fund Australia Prime Office REIT	3,236
		6,491
	> Israel 1.6%
460,000	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	5,314
10,000	Caesarstone (b) Quartz Countertops	117
		5,431
Other Countries: Total		65,999

Latin America 0.9%
	> Argentina 0.6%
183,333	Union Agriculture Group (b)(c)(d) Farmland Operator in Uruguay	1,947
		1,947
	> Colombia 0.3%
18,800,000	Quetzal Energy (b)(c) Explores for Oil & Gas in Latin America	995
		995
Latin America: Total		2,942

Total Equities: 95.1% (Cost: $265,888)		327,045

Securities Lending Collateral 0.8%
2,658,332	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (e)	2,658
Total Securities Lending Collateral: (Cost: $2,658)		2,658

Total Investments: 95.9% (Cost: $268,546)(f)(g)		329,703	(h)

Obligation to Return Collateral for Securities Loaned: (0.8)%		(2,658)

Cash and Other Assets Less Liabilities: 4.9%		16,804

Total Net Assets: 100.0%		$343,849

ADR - American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)          All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $2,531.

(b)         Non-income producing security.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $2,942 which represented 0.86% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	183,333	$2,200	$1,947
Quetzal Energy	1/14/11	18,800,000	2,376	995
			$4,576	$2,942

(d)         Illiquid security.

(e)          Investment made with cash collateral received from securities lending activity.

(f)            At March 31, 2012, for federal income tax purposes, the cost of investments was $268,546 and net unrealized appreciation was $61,157 consisting of gross unrealized appreciation of $74,081 and gross unrealized depreciation of $(12,924).

(g)         On March 31, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$54,900	16.0
Singapore Dollar	47,333	13.8
South African Rand	38,562	11.2
Euro	33,499	9.7
Pound Sterling	31,052	9.0
Taiwan Dollar	31,040	9.0
U.S. Dollar	18,541	5.4
Other currencies less than 5% of total net assets	72,118	21.0
	$327,045	95.1

(h)         Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

At March 31, 2012, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Depreciation
USD	ZAR	200,400	$26,000	04/13/12	$(86)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD = United States Dollar

ZAR = South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments (dollar values in thousands)

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$4,880	$164,729	$—	$169,609
Europe	3,697	84,798	—	88,495
Other Countries	15,632	50,367	—	65,999
Latin America	—	995	1,947	2,942
Total Equities	24,209	300,889	1,947	327,045
Total Securities Lending Collateral	2,658	—	—	2,658
Total Investments	$26,867	$300,889	$1,947	$329,703
Unrealized Depreciation of Forward Foreign Currency Exchange Contracts	—	(86)	—	(86)
Total	$26,867	$300,803	$1,947	$329,617

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, the investment manager will utilize the valuation technique that it deems the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investment Type	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Latin America
Argentina	$1,828	$—	$119	$—	$—	$—	$—	$1,947
	$1,828	$—	$119	$—	$—	$—	$—	$1,947

> Notes to Statement of Investments (dollar values in thousands)

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $119.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn Select

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
	Equities: 98.8%
Consumer Goods & Services 21.7%
	> Travel 8.1%
5,225,000	Hertz (a) Largest U.S. Rental Car Operator	$78,584
1,020,000	Gaylord Entertainment (a) Convention Hotels	31,416
		110,000
	> Retail 6.8%
390,000	lululemon athletica (a) Premium Active Apparel Retailer	29,125
555,000	Abercrombie & Fitch Teen Apparel Retailer	27,534
1,100,000	Safeway (b) Supermarkets	22,231
200,000	Tiffany & Co. Luxury Good Retailer	13,826
		92,716
	> Apparel 3.5%
615,000	Coach Designer & Retailer of Branded Leather Accessories	47,527
		47,527
	> Casinos & Gaming 1.7%
260,000,000	RexLot Holdings (China) (b) Lottery Equipment Supplier in China	23,113
		23,113
	> Educational Services 1.3%
270,000	ITT Educational Services (a)(b) Postsecondary Degree Services	17,858
		17,858
	> Other Consumer Services 0.2%
3,430,000	IFM Investments (Century 21 China RE) - ADR (China) (a)(b)(c) Provide Real Estate Services in China	2,469
		2,469
	> Food & Beverage 0.1%
1,500,000	GLG Life Tech (Canada) (a)(b) Produce an All-natural Sweetener Extracted from the Stevia Plant	1,185
9,100	Annie’s (a) Developer & Marketer of Natural & Organic Food	317
		1,502
Consumer Goods & Services: Total		295,185

Information 21.4%
	> Mobile Communications 7.5%
1,010,000	SBA Communications (a) Communications Towers	51,318
770,000	Crown Castle International (a) Communications Towers	41,072
15,000,000	Globalstar (a)(c) Satellite Mobile Voice & Data Carrier	10,500
		102,890
	> Contract Manufacturing 3.7%
4,375,000	Sanmina-SCI (a)(c) Electronic Manufacturing Services	50,094
		50,094
	> Computer Services 3.5%
3,940,000	WNS - ADR (India) (a)(c) Offshore BPO (Business Process Outsourcing) Services	47,477
		47,477
	> Computer Hardware & Related Equipment 2.8%
645,000	Amphenol Electronic Connectors	38,552
		38,552
	> Instrumentation 1.5%
110,000	Mettler Toledo (a) Laboratory Equipment	20,322
		20,322
	> Semiconductors & Related Equipment 0.8%
1,175,000	Atmel (a) Microcontrollers, RF & Memory Semiconductors	11,586
		11,586
	> Business Software 0.8%
182,000	Concur Technologies (a) Web Enabled Cost & Expense Management Software	10,443
		10,443
	> Advertising 0.7%
6,108,437	VisionChina Media - ADR (China) (a)(c) Advertising on Digital Screens in China’s Mass Transit System	9,651
		9,651
Information: Total		291,015

Industrial Goods & Services 20.8%
	> Machinery 15.4%
1,490,000	Ametek Aerospace/Industrial Instruments	72,280
1,260,000	Donaldson Industrial Air Filtration	45,020
975,000	Kennametal Consumable Cutting Tools	43,417
690,000	Pall Filtration & Fluids Clarification	41,145
160,000	Nordson Dispensing Systems for Adhesives & Coatings	8,721
		210,583
	> Outsourcing Services 2.2%
1,420,000	Quanta Services (a) Electrical & Telecom Construction Services	29,678
		29,678

Number of Shares		Value (000)
	> Other Industrial Services 2.0%
600,000	Expeditors International of Washington International Freight Forwarder	$27,906
		27,906
	> Industrial Materials & Specialty Chemicals 1.2%
150,000	FMC Corporation Niche Specialty Chemicals	15,879
		15,879
Industrial Goods & Services: Total		284,046

Finance 15.0%
	> Credit Cards 5.2%
2,115,000	Discover Financial Services Credit Card Company	70,514
		70,514
	> Insurance 4.7%
8,325,000	CNO Financial Group (a) Life, Long Term Care & Medical Supplement Insurance	64,768
		64,768
	> Banks 3.5%
630,000	City National Bank & Asset Manager	33,056
1,075,000	Associated Banc-Corp Midwest Bank	15,007
		48,063
	> Brokerage & Money Management 1.5%
965,000	SEI Investments Mutual Fund Administration & Investment Management	19,966
		19,966
	> Finance Companies 0.1%
84,500	Regional Management (a) Consumer Loans	1,420
		1,420
Finance: Total		204,731

Energy & Minerals 11.5%
	> Oil & Gas Producers 7.3%
1,480,000	Pacific Rubiales Energy (Colombia) Oil Production & Exploration in Colombia	43,238
30,872,300	Canacol (Colombia) (a) Oil Producer in South America	24,452
36,500,000	Shamaran Petroleum (Iraq) (a) Oil Exploration in Kurdistan	9,331
34,700,000	Petrodorado (Colombia) (a)(c)	8,001
17,144,000	Petrodorado - Warrants (Colombia) (a)(d)(e) Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	672
24,000,000	Canadian Overseas Petroleum (United Kingdom) (a)(c)(d)	5,082
12,000,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e) Oil & Gas Exploration/Production in the North Sea	302
826,400	Houston American Energy (a) Oil & Gas Exploration/Production in Colombia	4,314
18,125,000	Petromanas (Canada) (a)	4,179
6,562,500	Petromanas - Warrants (Canada) (a)(d) Exploring for Oil in Albania	32
		99,603
	> Agricultural Commodities 1.6%
1,666,667	Union Agriculture Group (Argentina) (a)(d)(e) Farmland Operator in Uruguay	17,700
33,572,000	Eacom Timber (Canada) (a)(c) Canadian Lumber Producer	3,702
		21,402
	> Alternative Energy 1.0%
2,700,000	Canadian Solar (China) (a)(b)(c) Solar Cell & Module Manufacturer	8,586
2,500,000	Synthesis Energy Systems (China) (a) Owner/Operator of Gasification Plants	3,675
1,200,000	Real Goods Solar (a) Residential Solar Energy Installer	1,740
		14,001
	> Mining 0.9%
870,000	Kirkland Lake Gold (Canada) (a) Gold Mining	12,578
		12,578
	> Oil Services 0.7%
12,700,000	Tuscany International Drilling (Colombia) (a) South America-based Drilling Rig Contractor	9,549
		9,549
Energy & Minerals: Total		157,133

Other Industries 4.3%
	> Real Estate 3.2%
1,660,000	Biomed Realty Trust Life Science-focused Office Buildings	31,507
475,000	Dupont Fabros Technology Technology-focused Office Buildings	11,614
		43,121
	> Regulated Utilities 1.1%
435,000	Wisconsin Energy Wisconsin Utility	15,303
		15,303
Other Industries: Total		58,424

Number of Shares		Value (000)
Health Care 4.1%
	> Biotechnology & Drug Delivery 1.8%
2,510,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	$17,169
395,000	Seattle Genetics (a)(b) Antibody-based Therapies for Cancer	8,050
		25,219
	> Pharmaceuticals 1.2%
1,400,000	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	16,380
		16,380
	> Medical Supplies 1.1%
190,000	Henry Schein (a) Largest Distributor of Healthcare Products	14,379
		14,379
Health Care: Total		55,978

Total Equities: 98.8% (Cost: $979,694)		1,346,512

Securities Lending Collateral 3.5%
47,277,255	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	47,277
Total Securities Lending Collateral: (Cost: $47,277)		47,277

Total Investments: 102.3% (Cost: $1,026,971)(g)(h)		1,393,789	(i)

Obligation to Return Collateral for Securities Loaned: (3.5)%		(47,277)

Cash and Other Assets Less Liabilities: 1.2%		16,749

Total Net Assets: 100.0%		$1,363,261

ADR - American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $45,804.

(c)          An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held 12/30/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/30/12	Value	Dividend
Canacol*	31,372,300	—	500,000	30,872,300	$24,452	$—
Canadian Overseas Petroleum	24,000,000	—	—	24,000,000	5,082	—
Canadian Solar	2,700,000	—	—	2,700,000	8,586	—
Eacom Timber	36,000,000	—	2,428,000	33,572,000	3,702	—
GLG Life Tech*	1,850,000	—	350,000	1,500,000	1,185	—
Globalstar	13,184,322	1,815,678	—	15,000,000	10,500	—
IFM Investments (Century 21 China RE) - ADR	3,430,000	—	—	3,430,000	2,469	—
Petrodorado	34,700,000	—	—	34,700,000	8,001	—
Real Goods Solar*	1,500,000	—	300,000	1,200,000	1,740	—
Sanmina-SCI	6,100,000	—	1,725,000	4,375,000	50,094	—
Synthesis Energy Systems*	2,950,372	—	450,372	2,500,000	3,675	—
VisionChina Media - ADR	7,000,000	—	891,563	6,108,437	9,651	—
WNS - ADR	4,254,230	—	314,230	3,940,000	47,477	—
Total of Affiliated Transactions	169,041,224	1,815,678	6,959,165	163,897,737	$176,614	$—

*  At March 31, 2012, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2012, were $219,738 and $145,562, respectively. Investments in affiliated companies represented 10.68% of the Fund’s total net assets at March 31, 2012.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistenly applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $23,788 which represented 1.74% of total net assets.

> Notes to Statement of Investments (dollar values in thousands)

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	1,666,667	$20,000	$17,700
Canadian Overseas Petroleum	11/24/10	24,000,000	10,260	5,082
Petrodorado - Warrants	11/20/09	17,144,000	2,118	672
Canadian Overseas Petroleum - Warrants	11/24/10	12,000,000	1,502	302
Petromanas - Warrants	5/20/10	6,562,500	380	32
			$34,260	$23,788

(e)          Illiquid security.

(f)            Investment made with cash collateral received from securities lending activity.

(g)         At March 31, 2012, for federal income tax purposes, the cost of investments was $1,026,971 and net unrealized appreciation was $366,818 consisting of gross unrealized appreciation of $495,701 and gross unrealized depreciation of $(128,883).

(h)         On March 31, 2012, the market value of foreign securities represented 17.24% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Colombia	$85,912	6.30
China	47,494	3.49
India	47,477	3.48
Canada	21,676	1.59
Argentina	17,700	1.30
Iraq	9,331	0.68
United Kingdom	5,384	0.40
Total Foreign Portfolio	$234,974	17.24

(i)             Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$272,072	$23,113	$—	$295,185
Information	291,015	—	—	291,015
Industrial Goods & Services	284,046	—	—	284,046
Finance	204,731	—	—	204,731
Energy & Minerals	133,345	6,088	17,700	157,133
Other Industries	58,424	—	—	58,424
Health Care	55,978	—	—	55,978
Total Equities	1,299,611	29,201	17,700	1,346,512
Total Securities Lending Collateral	47,277	—	—	47,277
Total Investments	$1,346,888	$29,201	$17,700	$1,393,789

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the six months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Energy & Minerals	$16,617	$—	$1,083	$—	$—	$—	$—	$17,700
	$16,617	$—	$1,083	$—	$—	$—	$—	$17,700

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $1,083.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 03/31/12	Valuation Technique(s)	Unobservable Input (s)	Range (Weighted Average)
Equities	17,700	Market comparable companies	Discount for lack of marketability	-6% - +16% (-9%)

Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Columbia Thermostat Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
	> Affiliated Bond Funds: 53.4%
9,295,325	Columbia Intermediate Bond Fund, Class I	$86,725
5,457,987	Columbia Income Opportunities Fund, Class I	52,233
2,987,862	Columbia U.S. Treasury Income Fund, Class I	34,629
Total Bond Funds (Cost: $171,419)		173,587

	> Affiliated Stock Funds: 43.8%
725,247	Columbia Acorn International Fund, Class I	28,662
1,946,023	Columbia Dividend Income Fund, Class I	28,529
1,353,681	Columbia Contrarian Core Fund, Class I	21,361
668,359	Columbia Acorn Fund, Class I	21,287
1,014,784	Columbia Large Cap Enhanced Core Fund, Class I	14,227
981,120	Columbia Select Large Cap Growth Fund, Class I (a)	14,197
509,047	Columbia Acorn Select Fund, Class I	14,177
Total Stock Funds (Cost: $114,924)		142,440

Total Investments: 97.2% (Cost: $286,343)(b)		316,027	(c)

Cash and Other Assets Less Liabilities: 2.8%		8,998

Total Net Assets: 100.0%		$325,025

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         At March 31, 2012, for federal income tax purposes, the cost of investments was $286,343 and net unrealized appreciation was $29,684 consisting of gross unrealized appreciation of $29,684 and gross unrealized depreciation of $(—).

(c)          Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Bond Funds	$173,587	$—	$—	$173,587
Total Stock Funds	142,440	—	—	142,440
Total Investments	$316,027	$—	$—	$316,027

There were no transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
	Equities: 96.1%
Asia 55.2%
	> Taiwan 16.8%
58,126	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	$120
64,762	CTCI Corp International Engineering Firm	107
30,000	Tripod Technologies Printed Circuit Boards (PCB)	101
38,990	Chroma Ate Automatic Test Systems, Testing & Measurement Instruments	100
7,200	St. Shine Optical World’s Leading Disposable Contact Lens OEM	94
10,342	Simplo Technology Battery Packs for Notebook & Tablet PCs	78
13,700	PC Home Taiwanese Internet Retail Company	77
15,277	Radiant Opto-Electronics LCD Back Light Units & Modules	68
19,169	Advantech Industrial PC & Components	67
9,800	MStar Semiconductor ICs for TV, Digital Set-top-box & Handset	60
16,500	Lung Yen Funeral Services & Columbaria	53
21,689	Taiwan Hon Chuan Beverage Packaging (Bottles, Caps, Labels) Manufacturer	49
		974
	> Indonesia 11.1%
369,019	Ace Indonesia Home Improvement Retailer	180
535,709	Tower Bersama Infrastructure Communications Towers	173
137,500	Archipelago Resources (a) Gold Mining Projects in Indonesia, Vietnam & the Philippines	143
93,264	Surya Citra Media Free to Air TV in Indonesia	82
109,911	Jasa Marga Largest Toll Road Operator in Indonesia	62
		640
	> Hong Kong 6.2%
118,462	Melco International (a) Macau Casino Operator	113
28,089	Lifestyle International Mid to High-end Department Store Operator in Hong Kong & China	72
5,150	Melco Crown Entertainment - ADR (a) Macau Casino Operator	70
89,999	Sasa International Cosmetics Retailer	52
18,027	AAC Technologies Miniature Acoustic Components	49
		356
	> China 6.1%
45,651	Digital China IT Distribution & Systems Integration Services	91
1,277	NetEase.com - ADR (a) Chinese Online Gaming Services	74
823,246	RexLot Holdings Lottery Equipment Supplier in China	73
1,154	51job - ADR (a)(b) Integrated Human Resource Services	66
89,275	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	48
		352
	> India 4.7%
7,835	United Breweries India’s Largest Brewer	83
13,040	Titan Industries Jewelry, Watches, Eyeglasses	59
30,249	Jain Irrigation Systems Agricultural Micro-irrigation Systems & Food Processing	58
22,500	Adani Ports & Special Economic Zone Indian West Coast Shipping Port	57
7,562	Redington India Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets	13
		270
	> Philippines 2.9%
40,787	Int’l Container Terminal Container Handling Terminals & Port Management	62
100,465	Manila Water Company Water Utility Company in the Philippines	54
128,155	SM Prime Holdings Shopping Mall Operator	51
		167
	> Cambodia 2.7%
340,000	Nagacorp Casino/Entertainment Complex in Cambodia	155
		155
	> Thailand 1.9%
249,018	Home Product Center Home Improvement Retailer	112
		112
	> Mongolia 1.6%
98,500	Mongolian Mining (a) Coking Coal Mining in Mongolia	94
		94
	> Japan 1.2%
7,060	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	72
		72
Asia: Total		3,192

Number of Shares		Value (000)
Other Countries 19.1%
	> South Africa 11.4%
71,200	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	$160
42,926	Coronation Fund Managers South African Fund Manager	159
15,850	Adcock Ingram Holdings Manufacturer of Pharmaceuticals & Medical Supplies	121
6,597	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	81
15,354	Northam Platinum Platinum Mining in South Africa	68
3,197	Massmart Holdings General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	68
		657
	> Canada 4.6%
10,801	Alliance Grain Traders Global Leader in Pulse Processing & Distribution	166
17,500	Americas Petrogas (a) Oil & Gas Exploration in Argentina, Potash in Peru	62
4,172	Crew Energy (a) Canadian Oil & Gas Producer	40
		268
	> United States 3.1%
2,204	Textainer Group Holdings Top International Container Leaser	75
1,509	Hornbeck Offshore (a) Supply Vessel Operator in U.S. Gulf of Mexico	63
952	Atwood Oceanics (a) Offshore Drilling Contractor	43
		181
Other Countries: Total		1,106

Europe 13.5%
	> Sweden 3.7%
7,231	Hexagon Design, Measurement & Visualization Software & Equipment	141
8,806	East Capital Explorer Sweden-based RUS/CEE Investment Fund	74
		215
	> Switzerland 2.5%
1,116	Dufry Group (a) Operates Airport Duty Free & Duty Paid Shops	146
		146
	> Kazakhstan 2.0%
17,800	Halyk Savings Bank of Kazakhstan - GDR (a) Largest Retail Bank & Insurer in Kazakhstan	116
		116
	> Czech Republic 1.5%
434	Komercni Banka Leading Czech Universal Bank	86
		86
	> Italy 1.4%
7,000	Pirelli Global Tire Supplier	83
		83
	> Germany 1.4%
1,229	Dürr Automotive Plant Engineering & Associated Capital Equipment	78
		78
	> France 1.0%
965	Rubis Tank Storage & LPG Distribution	57
		57
Europe: Total		781

Latin America 8.3%
	> Brazil 5.0%
5,490	Localiza Rent A Car Car Rental	101
11,325	MRV Engenharia Brazilian Property Developer	80
3,144	Multiplus Loyalty Program Operator in Brazil	65
3,361	Mills Estruturas e Servicos de Engenharia Civil Engineering & Construction	43
		289
	> Mexico 2.0%
1,647	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	113
		113
	> Chile 0.7%
16,500	Viña Concha y Toro Global Branded Wine Manufacturer	38
		38
	> Argentina 0.6%
40,200	Madalena Ventures (a) Oil & Gas Exploration in Argentina	37
		37
Latin America: Total		477

Total Equities: 96.1% (Cost: $5,066)		5,556

Number of Shares		Value (000)
Securities Lending Collateral 0.6%
35,100	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (c)	$35
Total Securities Lending Collateral: (Cost: $35)		35

Total Investments: 96.7% (Cost: $5,101)(d)(e)		5,591	(f)

Obligation to Return Collateral for Securities Loaned: (0.6)%		(35)

Cash and Other Assets Less Liabilities: 3.9%		226

Total Net Assets: 100.0%		$5,782

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $34.

(c)          Investment made with cash collateral received from securities lending activity.

(d)         At March 31, 2012, for federal income tax purposes, the cost of investments was $5,101 and net unrealized appreciation was $490 consisting of gross unrealized appreciation of $630 and gross unrealized depreciation of $(140).

(e)          On March 31, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Taiwan Dollar	$974	16.8
South African Rand	657	11.4
Indonesian Rupiah	640	11.1
Hong Kong Dollar	356	6.2
Brazilain Real	289	5.0
U.S. Dollar	181	3.1
Other currencies less than 5% of total net assets	2,459	42.5
	$5,556	96.1

(f)            Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments (dollar values in thousands)

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$210	$2,982	$—	$3,192
Other Countries	449	657	—	1,106
Europe	—	781	—	781
Latin America	477	—	—	477
Total Equities	1,136	4,420	—	5,556
Total Securities Lending Collateral	35	—	—	35
Total Investments	$1,171	$4,420	$—	$5,591

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn European Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
	Equities: 94.0%
Europe 91.7%
	> United Kingdom 16.2%
1,100	Intertek Group Testing, Inspection, Certification Services	$44
15,220	Charles Taylor Insurance Services	37
2,927	JLT Group International Business Insurance Broker	33
4,900	Chemring Defense Manufacturer of Countermeasures & Energetics	32
3,180	Shaftesbury London Prime Retail REIT	25
3,610	Domino’s Pizza United Kingdom & Ireland Pizza Delivery in the United Kingdom, Ireland & Germany	25
1,000	Rightmove Internet Real Estate Listings	23
5,800	Workspace Group UK Real Estate	22
660	Rotork Valve Actuators for Oil & Water Pipelines	22
2,480	Serco Facilities Management	21
2,870	Premier Oil (a) Oil & Gas Producer in Europe, Pakistan & Asia	18
3,190	Abcam Online Sales of Antibodies	18
999	Greggs Bakery	8
		328
	> France 16.1%
1,000	Gemalto Digital Security Solutions	66
600	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	65
1,200	1000 mercis Interactive Advertising & Marketing	57
360	Norbert Dentressangle Leading European Logistics & Transport Group	32
790	Saft Batteries Niche Battery Manufacturer	26
352	Neopost Postage Meter Machines	23
600	Mersen Advanced Industrial Materials	21
310	Rubis Tank Storage & LPG Distribution	18
5,030	Hi-Media (a) Online Advertiser in Europe	18
		326
	> Netherlands 14.0%
2,420	Aalberts Industries Flow Control & Heat Treatment	50
1,530	UNIT4 Business Software Development	44
330	Core Laboratories Oil & Gas Reservoir Consulting	44
1,160	Koninklijke TenCate Advanced Textiles & Industrial Fabrics	40
1,260	Imtech Electromechanical & ICT Installation & Maintenance	40
410	Fugro Sub-sea Oilfield Services	29
1,280	Arcadis Engineering Consultants	27
400	TKH Group Dutch Industrial Conglomerate	11
		285
	> Germany 11.1%
3,080	Wirecard Online Payment Processing & Risk Management	59
170	Rational Commercial Ovens	40
560	Rheinmetall Defense & Automotive	33
520	Dürr Automotive Plant Engineering & Associated Capital Equipment	33
300	Bertrandt Outsourced Engineering	23
590	CTS Eventim Event Ticket Sales	20
450	Stratec Biomedical Systems Diagnostic Instrumentation	18
		226
	> Switzerland 7.7%
250	Geberit (a) Plumbing Supplies	52
15	Sika Chemicals for Construction & Industrial Applications	33
160	Partners Group Private Markets Asset Management	31
170	Dufry Group (a) Operates Airport Duty Free & Duty Paid Shops	22
243	Zehnder Radiators & Ventilation Systems	18
		156
	> Sweden 6.1%
2,670	Hexagon Design, Measurement & Visualization Software & Equipment	52
4,070	Sweco Engineering Consultants	44
1,000	Unibet European Online Gaming Operator	28
		124
	> Italy 4.4%
2,000	Pirelli Global Tire Supplier	24
7,000	Geox Apparel & Shoe Maker	23

Number of Shares		Value (000)
	> Italy—continued
200	Tod’s Leather Shoes & Bags	$22
13,860	CIR Italian Holding Company	20
		89
	> Iceland 2.5%
43,750	Marel Largest Manufacturer of Poultry & Fish Processing Equipment	51
		51
	> Ireland 2.2%
9,300	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	26
300	Paddy Power Irish Betting Services	19
		45
	> Portugal 2.0%
13,480	Redes Energéticas Nacionais Portuguese Power Transmission & Gas Transportation	41
		41
	> Norway 2.0%
3,310	Atea Leading Nordic IT Hardware/Software Reseller & Installation Company	40
		40
	> Russia 1.9%
1,000	Mail.ru - GDR (a)(b) Internet Social Networking & Games for Russian Speakers	39
		39
	> Belgium 1.6%
630	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	33
		33
	> Czech Republic 1.4%
140	Komercni Banka Leading Czech Universal Bank	28
		28
	> Poland 1.1%
4,000	FX Energy (a) Oil & Gas Producer in Poland	22
		22
	> Denmark 0.8%
300	Solar A/S Technical Wholesaler of Electrical, Plumbing & HVAC Equipment	17
		17
	> Greece 0.6%
12,800	Intralot Lottery & Gaming Systems & Services	12
		12
Europe: Total		1,862

Other Countries 1.3%
	> Canada 1.3%
1,670	Alliance Grain Traders Global Leader in Pulse Processing & Distribution	26
		26
Other Countries: Total		26

Asia 1.0%
	> Hong Kong 1.0%
9,000	L’Occitane International Skin Care & Cosmetics Producer	21
		21
Asia: Total		21

Total Equities: 94.0% (Cost: $1,708)		1,909

Total Investments: 94.0% (Cost: $1,708)(c)(d)		1,909	(e)

Cash and Other Assets Less Liabilities: 6.0%		122

Total Net Assets: 100.0%		$2,031

GDR - Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2012, this security had an aggregate value of $39, which represented 1.92% of total net assets.

(c)          At March 31, 2012, for federal income tax purposes, the cost of investments was $1,708 and net unrealized appreciation was $201 consisting of gross unrealized appreciation of $249 and gross unrealized depreciation of $(48).

(d)         On March 31, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$1,014	49.9
British Pound	328	16.2
Swiss Franc	156	7.7
Swedish Krona	124	6.1
U.S. Dollar	105	5.1
Other currencies less than 5% of total net assets	182	9.0
	$1,909	94.0

(e)          Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$65	$1,797	$—	$1,862
Other Countries	26	—	—	26
Asia	—	21	—	21
Total Equities	91	1,818	—	1,909
Total Investments	$91	$1,818	$—	$1,909

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2012

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 22, 2012